UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 282-3863

Date of fiscal year end:	11/30/13

Date of reporting period:	08/31/13

ITEM 1.  Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at August 31, 2013

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	60.7%
U.S. Government Obligations	17.4%
Corporate Bonds	9.7%
Foreign Stocks & ADR’s	3.3%
Domestic Exchange Traded Funds	0.6%
Cash and Other	8.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Procter & Gamble Co.	1.3%
Microsoft Corp.	1.3%
Honeywell Int’l., Inc.	1.2%
EOG Resources, Inc.	1.2%
United Technologies Corp.	1.2%
Johnson & Johnson	1.2%
Int’l. Business Machines Corp.	1.1%
American Express Co.	1.1%
ExxonMobil Corp.	1.1%
The Travelers Cos., Inc.	1.1%
Total of Net Assets	11.8%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AB8881	3.00%	04/01/43	2.0%
FHLMC J22740	2.50%	03/01/28	2.0%
GNMA II 005175	4.50%	09/20/41	1.5%
FNMA AE0218	4.50%	08/01/40	1.3%
FHLMC C03764	3.50%	02/01/42	1.1%
FHR 3859 JB	5.00%	05/15/41	0.9%
GNMA II 005139	4.00%	08/20/41	0.8%
FNR 10-155 PC	4.00%	02/25/40	0.7%
FNMA AS0222	4.00%	08/01/43	0.7%
FHLMC G08505	3.00%	09/01/42	0.6%
Total of Net Assets			11.6%

Average Effective Duration (for all Fixed Income Holdings) 3.1 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 17.4%
U.S. Government Agency Obligations 17.4%
Federal Home Loan Mortgage Corporation 8.4%
Agency Discount Notes:
0.01%, 09/06/13	10,000 M	$9,999,986
Collateralized Mortgage Obligations:
FHR 3911 B
3.5%, 08/15/26	1,000 M	1,025,069
FHR 3859 JB
5%, 05/15/41	2,500 M	2,692,585
		3,717,654
Mortgage-Backed Securities:
15-Year:
FHLMC E01488
5%, 10/01/18	14 M	14,771
FHLMC E01492
5.5%, 10/01/18	10 M	10,373
FHLMC G18091
6%, 12/01/20	7 M	8,114
FHLMC G18106
5.5%, 03/01/21	9 M	9,521
FHLMC G11943
5.5%, 04/01/21	11 M	11,802
FHLMC J22740
2.5%, 03/01/28	5,800 M	5,760,526
		5,815,107
20-Year:
FHLMC P00020
6.5%, 10/01/22	72 M	77,995
30-Year:
FHLMC G08062
5%, 06/01/35	14 M	15,134
FHLMC C03764
3.5%, 02/01/42	3,399 M	3,393,177
FHLMC G08505
3%, 09/01/42	1,873 M	1,794,963
		5,203,274
Total Federal Home Loan Mortgage Corporation		24,814,016
Federal National Mortgage Association 6.2%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	10 M	11,010
FNR 11-58 AL
3.5%, 07/25/26	1,000 M	1,018,032
FNR 10-155 PC
4%, 02/25/40	2,000 M	2,071,284
		3,100,326

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	14 M	$14,461
FNMA 255273
4.5%, 06/01/19	22 M	23,002
FNMA 255358
5%, 09/01/19	5 M	5,442
FNMA AB4482
3%, 02/01/27	1,684 M	1,727,761
		1,770,666
30-Year:
FNMA 545759
6.5%, 07/01/32	384	425
FNMA 687301
6%, 11/01/32	376	411
FNMA 690305
5.5%, 03/01/33	5 M	5,947
FNMA 748895
6%, 12/01/33	236 M	261,083
FNMA 811311
2.164%, 12/01/34	5 M	5,765
FNMA 810896
1.986%, 01/01/35	7 M	7,835
FNMA 832258
2.57%, 08/01/35	16 M	16,704
FNMA AE0218
4.5%, 08/01/40	3,615 M	3,823,534
FNMA AJ5442
4.5%, 11/01/41	1,288 M	1,370,080
FNMA AB8881
3%, 04/01/43	6,186 M	5,942,212
FNMA AS0222
4%, 08/01/43	1,995 M	2,068,602
		13,502,598
Total Federal National Mortgage Association		18,373,590
Government National Mortgage Corporation 2.8%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	801,773
GNR 12-147 Interest Only
0.6021%, 04/16/54	14,455 M	815,103
		1,616,876
Mortgage-Backed Securities:
20-Year:
GNMA 514482
7.5%, 09/15/14	3 M	3,119
30-Year:
GNMA II 005139
4%, 08/20/41	2,271 M	2,381,418
GNMA II 005175
4.5%, 09/20/41	4,092 M	4,369,968
		6,751,386
Total Government National Mortgage Corporation		8,371,381
Total U.S. Government Obligations (Cost $52,540,649)		51,558,987
Corporate Bonds 9.7%
Basic Industry 2.1%
Allegheny Technologies, Inc.
5.95%, 01/15/21	665 M	685,941
Ardagh Packaging Finance PLC
7%, 11/15/20(a)	565 M	552,287
Barrick Gold Corp.
4.1%, 05/01/23(a)	340 M	299,451
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(a)	250 M	248,125
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	320 M	328,800
Cornerstone Chemical Co.
9.375%, 03/15/18(a)	525 M	548,625
FMG Resources August 2006 Pty Ltd.
6.875%, 04/01/22(a)	340 M	338,300
Glencore Funding LLC
4.125%, 05/30/23(a)	1,050 M	933,142
Methanex Corp.
3.25%, 12/15/19	730 M	711,620
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	765 M	731,879
Weekley Homes LLC
6%, 02/01/23(a)	675 M	658,125
		6,036,295
Capital Goods 0.6%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	245 M	239,487
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(a)	605 M	627,688
Smiths Group PLC
3.625%, 10/12/22(a)	1,095 M	1,012,885
		1,880,060
Consumer Cyclical 0.9%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	505 M	518,887
Chrysler Group LLC
8.25%, 06/15/21	310 M	341,775
Continental Rubber America Corp.
4.5%, 09/15/19(a)	340 M	345,270
Ford Motor Credit Co. LLC
5.875%, 08/02/21	645 M	702,358
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	470 M	465,706
MGM Resorts Int’l.
6.625%, 12/15/21	300 M	304,875
		2,678,871
Consumer Non-Cyclical 0.7%
Albea Beauty Holdings SA
8.375%, 11/01/19(a)	635 M	644,525
Pernod-Ricard SA
4.45%, 01/15/22(a)	980 M	1,002,348
Tervita Corp.
8%, 11/15/18(a)	395 M	395,987
		2,042,860
Energy 1.4%
Access Midstream Partners LP
4.875%, 05/15/23	855 M	799,425
Halcon Resources Corp.
8.875%, 05/15/21	465 M	468,487
Penn Virginia Corp.
8.5%, 05/01/20	350 M	351,750
Penn Virginia Resource Partners LP
8.375%, 06/01/20	150 M	156,750
Rex Energy Corp.
8.875%, 12/01/20(a)	70 M	72,800
Rowan Cos, Inc.
4.875%, 06/01/22	665 M	681,282
Samson Investment Co.
10.25%, 02/15/20(a)	215 M	225,750
Transocean, Inc.
6.5%, 11/15/20	620 M	686,444
Weatherford Int’l. Ltd
5.125%, 09/15/20	670 M	696,040
		4,138,728
Financials 1.5%
Ally Financial, Inc.
5.5%, 02/15/17	530 M	560,876
Bank of America Corp.
5.7%, 01/24/22	555 M	613,549
Citigroup, Inc.
4.5%, 01/14/22	580 M	604,421
FirstMerit Corp.
4.35%, 02/04/23	1,005 M	984,880
Goldman Sachs Group, Inc.
5.75%, 01/24/22	555 M	610,551
JPMorgan Chase & Co.
4.5%, 01/24/22	580 M	602,809
People’s United Financial, Inc.
3.65%, 12/06/22	430 M	404,927
		4,382,013
Insurance 0.6%
American Int’l. Group, Inc.
5.6%, 10/18/16	930 M	1,034,456
Infinity Property & Casualty Corp.
5%, 09/19/22	700 M	682,403
		1,716,859
Media 0.3%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(a)	325 M	325,813
DIRECTV Holdings LLC
3.8%, 03/15/22	725 M	677,440
		1,003,253

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Real Estate 0.6%
Health Care Reality, Inc.
4.95%, 01/15/21	750 M	$788,944
Realty Income Corp.
2%, 01/31/18	975 M	946,737
		1,735,681
Technology 0.2%
Tech Data Corp.
3.75%, 09/21/17	465 M	470,174
Telecommunications 0.3%
Ericsson LM
4.125%, 05/15/22	940 M	922,921
Transportation 0.4%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(a)	950 M	962,083
Watco Cos LLC
6.375%, 04/01/23(a)	250 M	248,125
		1,210,208
Utilities 0.1%
AES Corp/VA
4.875%, 05/15/23	350 M	322,875
Total Corporate Bonds (Cost $29,431,389)		28,540,798

	Shares
Domestic Common Stocks 60.7%
Consumer Discretionary 6.8%
Comcast Corp.	60,000	2,444,400
Gap, Inc.	63,600	2,571,984
McDonald’s Corp.	30,000	2,830,800
Nike, Inc.	20,000	1,256,400
Nordstrom, Inc.	25,000	1,393,250
Omnicom Group, Inc.	30,000	1,819,500
Staples, Inc.	35,000	486,850
Time Warner Cable, Inc.	20,000	2,147,000
Time Warner, Inc.	50,000	3,026,500
TJX Cos., Inc.	40,000	2,108,800
		20,085,484
Consumer Staples 5.2%
Altria Group, Inc.	12,700	430,276
CVS Caremark Corp.	20,000	1,161,000
Kellogg Co.	33,420	2,028,928
Kraft Foods Group, Inc.	10,000	517,700
PepsiCo, Inc.	40,000	3,189,200
Philip Morris Int’l., Inc.	25,000	2,086,000
Procter & Gamble Co.	50,000	3,894,500
Wal-Mart Stores, Inc.	30,000	2,189,400
		15,497,004
Energy 6.9%
Apache Corp.	10,800	925,344
Chevron Corp.	25,000	3,010,750
EOG Resources, Inc.	22,500	3,533,625
ExxonMobil Corp.	38,000	3,312,080
Marathon Oil Corp.	40,000	1,377,200
Marathon Petroleum Corp.	20,000	1,450,200
Noble Energy, Inc.	40,000	2,457,200
Schlumberger Ltd.	35,000	2,832,900
Transocean Ltd.	12,500	564,125
Weatherford Int’l. Ltd.*	55,500	827,505
		20,290,929
Financials 10.0%
ACE Ltd.	20,000	1,754,400
American Express Co.	46,200	3,322,242
Bank of America Corp.	100,000	1,412,000
Bank of New York Mellon Corp.	45,000	1,338,300
Chubb Corp.	20,000	1,663,400
CME Group, Inc.	16,000	1,137,760
Goldman Sachs Group, Inc.	11,000	1,673,430
JPMorgan Chase & Co.	43,670	2,206,645
McGraw-Hill Financial, Inc.	35,000	2,042,950
MetLife, Inc.	30,000	1,385,700
Morgan Stanley	40,000	1,030,400
PNC Financial Services Group, Inc.	12,500	903,375
The Travelers Cos., Inc.	40,000	3,196,000
Toronto-Dominion Bank	25,000	2,138,000
US Bancorp	60,000	2,167,800
Wells Fargo & Co.	50,000	2,054,000
		29,426,402
Health Care 8.8%
Amgen, Inc.	20,000	2,178,800
Becton Dickinson & Co.	15,000	1,460,700
Bristol-Myers Squibb Co.	50,000	2,084,500
Covidien PLC	20,000	1,188,000
Eli Lilly & Co.	25,000	1,285,000
Forest Laboratories, Inc.*	20,000	850,600
Gilead Sciences, Inc.*	30,000	1,808,100
Johnson & Johnson	40,000	3,456,400
Medtronic, Inc.	36,200	1,873,350
Merck & Co., Inc.	42,500	2,009,825
Pfizer, Inc.	100,000	2,821,000
Stryker Corp.	15,000	1,003,350
UnitedHealth Group, Inc.	20,000	1,434,800
Zimmer Holdings, Inc.	20,000	1,581,800
Zoetis, Inc.	35,000	1,020,250
		26,056,475
Industrials 7.5%
ADT Corp.	19,894	792,378
Babcock & Wilcox Co.	25,000	774,750
Boeing Co.	25,000	2,598,000
Canadian National Railway Co.	22,500	2,108,925
Deere & Co.	20,000	1,672,800
General Dynamics Corp.	20,000	1,665,000
General Electric Co.	85,000	1,966,900
Honeywell Int’l., Inc.	45,000	3,580,650
Northrop Grumman Corp.	10,000	922,700
Tyco Int’l. Ltd.	35,000	1,156,400
United Technologies Corp.	35,000	3,503,500
Verisk Analytics, Inc.*	25,000	1,554,500
		22,296,503
Information Technology 11.5%
Accenture PLC	30,000	2,167,500
Apple, Inc.	4,900	2,386,545
Broadcom Corp.	35,000	884,100
Check Point Software Technologies Ltd.*	34,000	1,906,380
Cisco Systems, Inc.	120,000	2,797,200
EMC Corp.	100,000	2,578,000
Intel Corp.	75,000	1,648,500
Int’l. Business Machines Corp.	18,290	3,333,719
KLA-Tencor Corp.	25,000	1,378,750
Microsoft Corp.	112,410	3,754,494
NetApp, Inc.	40,000	1,661,600
Riverbed Technology, Inc.*	150,000	2,316,000
Seagate Technology PLC	35,000	1,341,200
Synopsys, Inc.*	25,000	906,500
Texas Instruments, Inc.	60,000	2,292,000
Visa, Inc.	10,000	1,744,200
Western Union Co.	45,000	788,850
		33,885,538
Materials 2.0%
EI Du Pont de Nemours & Co.	40,000	2,264,800
Freeport-McMoRan Copper & Gold, Inc.	60,000	1,813,200
Praxair, Inc.	15,000	1,761,000
		5,839,000
Telecommunication Services 1.6%
AT&T, Inc.	27,000	913,410
Rogers Communications, Inc.	50,000	1,980,000

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Verizon Communications, Inc.	40,000	$1,895,200
		4,788,610
Utilities 0.4%
Entergy Corp.	20,000	1,264,600
Total Domestic Common Stocks (Cost $103,212,009)		179,430,545
Domestic Exchange Traded Funds 0.6%
Financials 0.6%
SPDR KBW Regional Banking (Cost $1,057,241)	50,000	1,756,000
Foreign Stocks & ADR’s 3.3%
Australia 0.4%
BHP Billiton Ltd. ADR	20,000	1,265,600
Germany 0.8%
SAP AG ADR	30,000	2,214,600
Mexico 0.3%
America Movil SAB de CV ADR	50,000	965,000
Netherlands 1.5%
ASML Holding NV ADR	20,000	1,741,200
Unilever NV ADR	75,000	2,822,250
		4,563,450
Switzerland 0.3%
Novartis AG ADR	10,000	729,800
Total Foreign Stocks & ADR’s (Cost $7,925,565)		9,738,450
Institutional Money Market Funds 5.1%
State Street Institutional US Government Money Market Fund
(Cost $15,039,535)	15,039,535	15,039,535

	Principal Amount (M=$1,000)
Corporate Short-term Notes 2.7%
General Electric Co.
0.05%, 09/06/13
(Cost $7,999,944)	8,000 M	7,999,944
Total Investments 99.5% (Cost $217,206,332)†		294,064,259
Other Assets in Excess of Liabilities 0.5%		1,506,310

Net Assets 100.0%		$295,570,569

*	Non-income producing.

†

Cost for federal income tax purposes is $217,206,332. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $76,857,927 of which $81,685,083 related to appreciated securities and $4,827,156 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the market value of rule 144A securities amounted to $9,770,129 or 3.31% of net assets.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor’s Depository Receipts

At August 31, 2013, the following futures contracts were outstanding with no cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 125 U.S. Treasury 10-Year Note futures contracts	9/13	$15,667,969	$(5,066)
Short, 70 U.S. Treasury 30-Year Bond futures contracts	9/13	9,334,062	(48,250)
Totals		$25,002,571	$(53,316)
Net payments of variation margin and/or brokerage fees			57,535
Variation margin receivable on open futures contracts			$4,219

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	31.6%
Consumer Discretionary	16.0%
Health Care	14.1%
Industrials	13.0%
Consumer Staples	8.9%
Energy	6.8%
Financials	5.4%
Materials	2.5%

Top 10 Holdings**

Description	Percent of Net Assets
Apple, Inc.	4.3%
Microsoft Corp.	3.4%
Google, Inc.	3.3%
Express Scripts Holding Co.	2.6%
Visa, Inc.	2.6%
Gilead Sciences, Inc.	2.5%
Qualcomm, Inc.	2.3%
Home Depot, Inc.	2.2%
Precision Castparts Corp.	2.0%
Union Pacific Corp.	2.0%
Total of Net Assets	27.2%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 95.2%
Consumer Discretionary 16.0%
Bed Bath & Beyond, Inc.*	16,310	$1,202,700
CBS Corp.	30,540	1,560,594
Chipotle Mexican Grill, Inc.*	3,190	1,302,062
Gap, Inc.	26,900	1,087,836
Home Depot, Inc.	30,610	2,280,139
Michael Kors Holdings Ltd.*	24,560	1,819,650
Starbucks Corp.	24,420	1,722,098
Target Corp.	27,370	1,732,795
Tiffany & Co.	15,440	1,190,578
VF Corp.	10,560	1,976,938
Yum! Brands, Inc.	16,090	1,126,622
		17,002,012
Consumer Staples 8.9%
Bunge Ltd.	15,100	1,144,278
Coca-Cola Co.	35,680	1,362,262
Colgate-Palmolive Co.	26,360	1,522,817
Estee Lauder Cos, Inc.	16,810	1,098,702
Kraft Foods Group, Inc.	24,113	1,248,330
Walgreen Co.	38,010	1,827,141
Whole Foods Market, Inc.	24,100	1,271,275
		9,474,805
Energy 6.8%
Anadarko Petroleum Corp.	12,800	1,170,176
Cameron Int’l. Corp.*	16,380	930,221
EQT Corp.	18,360	1,573,819
FMC Technologies, Inc.*	19,740	1,058,656
National Oilwell Varco, Inc.	7,150	531,245
Schlumberger Ltd.	25,030	2,025,928
		7,290,045
Financials 5.4%
BlackRock, Inc.	8,120	2,113,798
US Bancorp	47,290	1,708,588
Wells Fargo & Co.	46,420	1,906,934
		5,729,320
Health Care 11.7%
Bristol-Myers Squibb Co.	16,940	706,228
Celgene Corp.*	14,400	2,015,712
Covidien PLC	18,260	1,084,644
Express Scripts Holding Co.*	43,870	2,802,415
Gilead Sciences, Inc.*	43,980	2,650,675
Pfizer, Inc.	43,624	1,230,633
Stryker Corp.	29,930	2,002,018
		12,492,325
Industrials 13.0%
B/E Aerospace, Inc.*	26,160	1,783,851
Eaton Corp PLC	16,990	1,075,807
General Electric Co.	67,530	1,562,644
Illinois Tool Works, Inc.	20,920	1,495,152
Jacobs Engineering Group, Inc.*	30,790	1,794,441
Precision Castparts Corp.	10,410	2,199,008
Union Pacific Corp.	14,160	2,174,126
United Parcel Service, Inc.	20,960	1,793,757
		13,878,786
Information Technology 30.9%
Adobe Systems, Inc.*	24,900	1,139,175
Altera Corp.	39,200	1,378,664
Apple, Inc.	9,450	4,602,622
Cisco Systems, Inc.	45,400	1,058,274
Citrix Systems, Inc.*	14,980	1,060,135
Cognizant Technology Solutions Corp.*	17,370	1,273,221
eBay, Inc.*	31,820	1,590,682
EMC Corp.	78,330	2,019,347
F5 Networks, Inc.*	11,610	968,042
Google, Inc.*	4,100	3,472,290
Microsoft Corp.	107,210	3,580,814
NetApp, Inc.	31,160	1,294,386
Oracle Corp.	63,950	2,037,447
Qualcomm, Inc.	37,670	2,496,768
Riverbed Technology, Inc.*	63,800	985,072
TE Connectivity Ltd.	23,410	1,147,090
Visa, Inc.	15,980	2,787,232
		32,891,261

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Materials 2.5%
Monsanto Co.	10,040	$982,816
Praxair, Inc.	14,340	1,683,516
		2,666,332
Total Domestic Common Stocks (Cost $72,334,855)		101,424,886
Foreign Stocks & ADR’s 3.1%
France 0.5%
Sanofi-Aventis ADR	10,790	515,546
Germany 0.7%
SAP AG ADR	9,880	729,342
Switzerland 1.1%
Roche Holding AG ADR	18,370	1,145,461
United Kingdom 0.8%
Shire Ltd. ADR	8,360	921,439
Total Foreign Stocks & ADR’s (Cost $2,581,110)		3,311,788
Institutional Money Market Funds 1.2%
State Street Institutional US Government Money Market Fund (Cost $1,271,465)	1,271,465	1,271,465
Total Investments 99.5% (Cost $76,187,430)†		106,008,139

Other Assets in Excess of Liabilities 0.5%		479,578

Net Assets 100.0%		$106,487,717

*            Non-income producing.

†            Cost for federal income tax purposes is $76,187,430. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $29,820,709 of which $30,223,389 related to appreciated securities and $402,680 related to depreciated securities.

ADR                     -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.6%
Financials	17.1%
Health Care	14.3%
Consumer Discretionary	11.6%
Industrials	11.4%
Energy	10.3%
Consumer Staples	8.3%
Materials	3.0%
Telecommunication Services	2.5%
Utilities	0.4%

Top 10 Holdings**

Description	Percent of Net Assets
Johnson & Johnson	1.8%
United Technologies Corp.	1.8%
ExxonMobil Corp.	1.8%
Microsoft Corp.	1.7%
Time Warner, Inc.	1.7%
Schlumberger Ltd.	1.6%
Procter & Gamble Co.	1.6%
Honeywell Int’l., Inc.	1.5%
Noble Energy, Inc.	1.5%
Chevron Corp.	1.5%
Total of Net Assets	16.5%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.3%
Consumer Discretionary 11.6%
Bed Bath & Beyond, Inc.*	225,000	$16,591,500
Comcast Corp.	512,500	20,879,250
Darden Restaurants, Inc.	225,000	10,397,250
Gap, Inc.	492,000	19,896,480
Lear Corp.	250,000	17,187,500
McDonald’s Corp.	250,000	23,590,000
Nike, Inc.	150,000	9,423,000
Nordstrom, Inc.	375,000	20,898,750
Omnicom Group, Inc.	275,000	16,678,750
Staples, Inc.	825,000	11,475,750
Time Warner Cable, Inc.	175,000	18,786,250
Time Warner, Inc.	625,000	37,831,250
TJX Cos., Inc.	300,000	15,816,000
TRW Automotive Holdings Corp.*	350,000	24,174,500
		263,626,230
Consumer Staples 7.3%
Altria Group, Inc.	73,700	2,496,956
CVS Caremark Corp.	375,000	21,768,750
Kellogg Co.	350,000	21,248,500
Kraft Foods Group, Inc.	175,000	9,059,750
Mondelez Int’l. Inc	200,000	6,134,000
PepsiCo, Inc.	375,000	29,898,750
Philip Morris Int’l., Inc.	225,000	18,774,000
Procter & Gamble Co.	450,000	35,050,500
Wal-Mart Stores, Inc.	275,000	20,069,500
		164,500,706
Energy 10.3%
Apache Corp.	190,800	16,347,744
Chevron Corp.	275,000	33,118,250
EOG Resources, Inc.	115,000	18,060,750
ExxonMobil Corp.	455,000	39,657,800
Marathon Oil Corp.	650,000	22,379,500
Marathon Petroleum Corp.	200,000	14,502,000
Noble Energy, Inc.	550,000	33,786,500
Schlumberger Ltd.	450,000	36,423,000
Transocean Ltd.	225,000	10,154,250
Weatherford Int’l. Ltd.*	650,000	9,691,500
		234,121,294
Financials 16.5%
ACE Ltd.	250,000	21,930,000
American Express Co.	325,000	23,370,750
Bank of America Corp.	2,015,000	28,451,800
Bank of New York Mellon Corp.	550,000	16,357,000
Chubb Corp.	225,000	18,713,250
CME Group, Inc.	250,000	17,777,500
Goldman Sachs Group, Inc.	165,000	25,101,450
JPMorgan Chase & Co.	600,000	30,318,000
McGraw-Hill Financial, Inc.	345,000	20,137,650
MetLife, Inc.	617,100	28,503,849
Morgan Stanley	850,000	21,896,000
PNC Financial Services Group, Inc.	300,000	21,681,000
The Travelers Cos., Inc.	289,235	23,109,877
Toronto-Dominion Bank	185,000	15,821,200
US Bancorp	800,000	28,904,000
Wells Fargo & Co.	740,000	30,399,200
		372,472,526
Health Care 13.4%
Amgen, Inc.	200,000	21,788,000
Becton Dickinson & Co.	165,000	16,067,700
Bristol-Myers Squibb Co.	375,000	15,633,750
Covidien PLC	300,000	17,820,000
Eli Lilly & Co.	350,000	17,990,000
Forest Laboratories, Inc.*	200,000	8,506,000
Gilead Sciences, Inc.*	300,000	18,081,000

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Johnson & Johnson	475,000	$41,044,750
Medtronic, Inc.	355,000	18,371,250
Merck & Co., Inc.	450,000	21,280,500
Pfizer, Inc.	900,000	25,389,000
Stryker Corp.	375,000	25,083,750
UnitedHealth Group, Inc.	420,100	30,137,974
Zimmer Holdings, Inc.	197,000	15,580,730
Zoetis, Inc.	325,000	9,473,750
		302,248,154
Industrials 11.4%
ADT Corp.	215,957	8,601,567
Babcock & Wilcox Co.	350,000	10,846,500
Boeing Co.	300,000	31,176,000
Canadian National Railway Co.	200,000	18,746,000
Deere & Co.	175,000	14,637,000
General Dynamics Corp.	200,000	16,650,000
General Electric Co.	1,100,000	25,454,000
Honeywell Int’l., Inc.	425,000	33,817,250
Northrop Grumman Corp.	100,000	9,227,000
Tyco Int’l. Ltd.	425,000	14,042,000
Union Pacific Corp.	85,000	13,050,900
United Technologies Corp.	400,000	40,040,000
Verisk Analytics, Inc.*	350,000	21,763,000
		258,051,217
Information Technology 17.2%
Accenture PLC	275,000	19,868,750
Altera Corp.	425,000	14,947,250
Apple, Inc.	39,000	18,994,950
Broadcom Corp.	280,000	7,072,800
Check Point Software Technologies Ltd.*	400,000	22,428,000
Cisco Systems, Inc.	1,295,000	30,186,450
EMC Corp.	700,000	18,046,000
Intel Corp.	850,000	18,683,000
Int’l. Business Machines Corp.	159,800	29,126,746
KLA-Tencor Corp.	214,945	11,854,217
Microsoft Corp.	1,150,000	38,410,000
NetApp, Inc.	575,000	23,885,500
Oracle Corp.	550,000	17,523,000
Riverbed Technology, Inc.*	1,175,000	18,142,000
Seagate Technology PLC	450,000	17,244,000
Synopsys, Inc.*	550,000	19,943,000
Texas Instruments, Inc.	750,000	28,650,000
Visa, Inc.	100,000	17,442,000
Western Union Co.	928,400	16,274,852
		388,722,515
Materials 2.4%
EI Du Pont de Nemours & Co.	400,000	22,648,000
Freeport-McMoRan Copper & Gold, Inc.	600,000	18,132,000
Praxair, Inc.	125,000	14,675,000
		55,455,000
Telecommunication Services 1.8%
AT&T, Inc.	119,400	4,039,302
Rogers Communications, Inc.	450,000	17,820,000
Verizon Communications, Inc.	400,000	18,952,000
		40,811,302
Utilities 0.4%
Entergy Corp.	150,000	9,484,500
Total Domestic Common Stocks (Cost $1,271,812,762)		2,089,493,444
Domestic Exchange Traded Funds 0.6%
Financials 0.6%
SPDR KBW Regional Banking (Cost $8,463,823)	400,000	14,048,000
Foreign Stocks & ADR’s 4.6%
Australia 0.6%
BHP Billiton Ltd. ADR	225,000	14,238,000
Germany 0.8%
SAP AG ADR	238,800	17,628,216
Mexico 0.7%
America Movil SAB de CV ADR	750,000	14,475,000
Netherlands 1.6%
ASML Holding NV ADR	158,189	13,771,934
Unilever NV ADR	600,000	22,578,000
		36,349,934
Switzerland 0.9%
Novartis AG ADR	275,000	20,069,500
Total Foreign Stocks & ADR’s (Cost $86,686,082)		102,760,650
Institutional Money Market Funds 0.4%
State Street Institutional US Government Money Market Fund (Cost $8,880,681)	8,880,681	8,880,681

	Principal Amount (M=$1,000)
Corporate Short-term Notes 0.7%
BMW U.S. Capital
0.08%, 09/03/13	10,000 M	9,999,956
0.1%, 09/23/13	5,000 M	4,999,694
Total Corporate Short-term Notes (Cost $14,999,650)		14,999,650
U.S. Government Obligations 1.3%
U.S. Government Agency Obligations 0.1%
Federal Home Loan Bank 0.1%
Agency Discount Notes:
0.03%, 09/17/13	3,500 M	3,499,953
U.S. Treasury Obligations 1.2%
U.S. Treasury Bill
.015%, 09/12/13	10,000 M	9,999,954
U.S. Treasury Bill
.020%, 09/19/13	6,500 M	6,499,934
U.S. Treasury Bill
.021%, 09/05/13	10,000 M	9,999,977
		26,499,865
Total U.S. Government Obligations (Cost $29,999,818)		29,999,818
Total Investments 99.9% (Cost $1,420,842,816)†		2,260,182,243
Other Assets in Excess of Liabilities 0.1%		3,261,354

Net Assets 100.0%		$2,263,443,597

 *             Non-income producing.

 †             Cost for federal income tax purposes is $1,420,842,816. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $839,339,427 of which $853,913,209 related to appreciated securities and $14,573,782 related to depreciated securities.

ADR       -       American Depositary Receipt

SPDR     -       Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

Fund Profile

at August 31, 2013

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	33.1%
Corporate Bonds	23.4%
U.S. Government Obligations	19.2%
Foreign Stocks & ADR’s	5.3%
Cash and Other	19.0%

Top 10 Equity Holdings*

Description	Percent of Net Assets
United Technologies Corp.	0.6%
Johnson & Johnson	0.6%
Procter & Gamble Co.	0.6%
Boeing Co.	0.6%
General Electric Co.	0.6%
Microsoft Corp.	0.5%
Schlumberger Ltd.	0.5%
JPMorgan Chase & Co.	0.5%
PepsiCo, Inc.	0.5%
Honeywell Int’l., Inc.	0.5%
Total of Net Assets	5.5%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
GNMA II 005139	4.00%	08/20/41	2.9%
FNMA AS0222	4.00%	08/01/43	2.9%
FNMA AB8881	3.00%	04/01/43	2.2%
FNMA AB9154	2.50%	04/01/28	1.8%
FNMA AJ5442	4.50%	11/01/41	1.8%
FNMA AE0218	4.50%	08/01/40	1.4%
FHLMC J23045	2.50%	04/01/28	1.2%
GNR 10-169 AW	4.50%	12/20/40	1.1%
Glencore Funding LLC	4.125%	05/30/23	0.9%
GNMA II 005175	4.50%	09/20/41	0.8%
Total of Net Assets			17.0%

Average Effective Duration (for all Fixed Income Holdings) 3.5 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 19.2%
U.S. Government Agency Obligations 19.2%
Federal Home Loan Mortgage Corporation 2.2%
Collateralized Mortgage Obligations:
FHR 3911 B
3.5%, 08/15/26	1,000 M	$1,025,068
Mortgage-Backed Securities:
20-Year:
FHLMC J23045
2.5%, 04/01/28	3,410 M	3,390,294
30-Year:
FHLMC C03764
3.5%, 02/01/42	1,062 M	1,060,368
FHLMC Q11061
3.5%, 09/01/42	542 M	541,192
		1,601,560
Total Federal Home Loan Mortgage Corporation		6,016,922

Federal National Mortgage Association 11.9%
Collateralized Mortgage Obligations:
FNR 11-58 AL
3.5%, 07/25/26	1,000 M	1,018,032
FNR 10-155 PC
4%, 02/25/40	2,000 M	2,071,284
		3,089,316
Mortgage-Backed Securities:
15-Year:
FNMA AB4482
3%, 02/01/27	1,684 M	1,727,762
FNMA AB9154
2.5%, 04/01/28	4,856 M	4,832,446
		6,560,208
30-Year:
FNMA AE0218
4.5%, 08/01/40	3,615 M	3,823,534
FNMA AJ5442
4.5%, 11/01/41	4,508 M	4,795,280
FNMA AB8881
3%, 04/01/43	6,186 M	5,942,212
FNMA AS0222
4%, 08/01/43	7,729 M	8,015,832
		22,576,858
Total Federal National Mortgage Association		32,226,382

Government National Mortgage Corporation 5.1%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	2,939,837
GNR 12-147 Interest Only
0.6021%, 04/16/54	14,451 M	814,869
		3,754,706

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005139
4%, 08/20/41	7,683 M	$8,054,797
GNMA II 005175
4.5%, 09/20/41	2,031 M	2,169,035
		10,223,832
Total Government National Mortgage Corporation		13,978,538
Total U.S. Government Obligations (Cost $53,210,786)		52,221,842

Corporate Bonds 23.4%
Basic Industry 5.1%
Allegheny Technologies, Inc.
5.95%, 01/15/21	1,375 M	1,418,299
Ardagh Packaging Finance PLC
7%, 11/15/20(a)	900 M	879,750
Barrick Gold Corp.
4.1%, 05/01/23(a)	1,620 M	1,426,794
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(a)	500 M	496,250
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	870 M	893,925
Cornerstone Chemical Co.
9.375%, 03/15/18(a)	840 M	877,800
FMG Resources August 2006 Pty Ltd.
6.875%, 04/01/22(a)	915 M	910,425
Glencore Funding LLC
4.125%, 05/30/23(a)	2,650 M	2,355,073
Methanex Corp.
3.25%, 12/15/19	1,500 M	1,462,233
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,550 M	1,482,891
Weekley Homes LLC
6%, 02/01/23(a)	1,625 M	1,584,375
		13,787,815
Capital Goods 1.2%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	630 M	615,825
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(a)	895 M	928,563
Smiths Group PLC
3.625%, 10/12/22(a)	1,940 M	1,794,517
		3,338,905
Consumer Cyclical 2.2%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	600 M	616,500
Chrysler Group LLC
8.25%, 06/15/21	830 M	915,075
Continental Rubber America Corp.
4.5%, 09/15/19(a)	980 M	995,190
Ford Motor Credit Co. LLC
5.875%, 08/02/21	1,340 M	1,459,162
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	970 M	961,137
MGM Resorts Int’l.
6.625%, 12/15/21	930 M	945,113
		5,892,177
Consumer Non-Cyclical 1.3%
Albea Beauty Holdings SA
8.375%, 11/01/19(a)	865 M	877,975
Pernod-Ricard SA
4.45%, 01/15/22(a)	1,780 M	1,820,591
Tervita Corp.
8%, 11/15/18(a)	895 M	897,238
		3,595,804
Energy 4.2%
Access Midstream Partners LP
4.875%, 05/15/23	1,940 M	1,813,900
FMC Technologies, Inc.
3.45%, 10/01/22	1,000 M	953,036
Halcon Resources Corp.
8.875%, 05/15/21	600 M	604,500
Magnum Hunter Resources Corp.
9.75%, 05/15/20(a)	880 M	893,200
Penn Virginia Corp.
8.5%, 05/01/20	1,000 M	1,005,000
Penn Virginia Resource Partners LP
8.375%, 06/01/20	428 M	446,738
Rex Energy Corp.
8.875%, 12/01/20(a)	70 M	72,800
Rowan Cos, Inc.
4.875%, 06/01/22	1,400 M	1,434,279
Sabine Oil & Gas Finance Corp.
9.75%, 02/15/17	560 M	571,200
Samson Investment Co.
10.25%, 02/15/20(a)	580 M	609,000
Transocean, Inc.
6.5%, 11/15/20	1,310 M	1,450,389
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,420 M	1,475,188
		11,329,230
Financials 3.7%
Ally Financial, Inc.
5.5%, 02/15/17	850 M	899,519
Bank of America Corp.
5.7%, 01/24/22	1,375 M	1,520,054
Citigroup, Inc.
4.5%, 01/14/22	1,430 M	1,490,210
FirstMerit Corp.
4.35%, 02/04/23	1,830 M	1,793,363
Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,385 M	1,523,626
JPMorgan Chase & Co.
4.5%, 01/24/22	1,430 M	1,486,236
People’s United Financial, Inc.
3.65%, 12/06/22	1,295 M	1,219,490
		9,932,498
Insurance 1.4%
American Int’l. Group, Inc.
5.6%, 10/18/16	1,695 M	1,885,379
Infinity Property & Casualty Corp.
5%, 09/19/22	1,430 M	1,394,051
XL Group PLC
6.5%, 12/31/49(b)(c)	675 M	656,438
		3,935,868
Media 0.9%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(a)	875 M	877,188
DIRECTV Holdings LLC
3.8%, 03/15/22	1,530 M	1,429,632
		2,306,820
Real Estate 0.7%
Realty Income Corp.
2%, 01/31/18	2,030 M	1,971,156

Technology 0.7%
First Data Corp.
11.25%, 03/31/16	892 M	894,230
Tech Data Corp.
3.75%, 09/21/17	985 M	995,960
		1,890,190
Telecommunications 0.7%
Ericsson LM
4.125%, 05/15/22	1,975 M	1,939,116

Transportation 1.0%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(a)	1,965 M	1,989,993
Watco Cos LLC
6.375%, 04/01/23(a)	750 M	744,375
		2,734,368
Utilities 0.3%
AES Corp/VA
4.875%, 05/15/23	850 M	784,125
Total Corporate Bonds (Cost $65,323,978)		63,438,072

	Shares
Domestic Common Stocks 33.1%
Consumer Discretionary 3.2%
Comcast Corp.	22,500	916,650
Darden Restaurants, Inc.	10,000	462,100
Gap, Inc.	22,500	909,900
McDonald’s Corp.	9,000	849,240
Nordstrom, Inc.	17,500	975,275
Omnicom Group, Inc.	15,000	909,750
Staples, Inc.	40,000	556,400
Time Warner Cable, Inc.	7,000	751,450
Time Warner, Inc.	20,000	1,210,600
TRW Automotive Holdings Corp.*	17,500	1,208,725
		8,750,090
Consumer Staples 3.0%
Altria Group, Inc.	20,000	677,600

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
CVS Caremark Corp.	20,000	$1,161,000
Kellogg Co.	17,500	1,062,425
Kraft Foods Group, Inc.	10,000	517,700
PepsiCo, Inc.	17,500	1,395,275
Philip Morris Int’l., Inc.	10,000	834,400
Procter & Gamble Co.	22,000	1,713,580
Wal-Mart Stores, Inc.	12,500	912,250
		8,274,230
Energy 3.4%
Apache Corp.	10,000	856,800
Chevron Corp.	7,500	903,225
EOG Resources, Inc.	5,000	785,250
ExxonMobil Corp.	15,000	1,307,400
Marathon Oil Corp.	30,000	1,032,900
Marathon Petroleum Corp.	10,000	725,100
Noble Energy, Inc.	20,000	1,228,600
Schlumberger Ltd.	17,500	1,416,450
Transocean Ltd.	12,500	564,125
Weatherford Int’l. Ltd.*	19,800	295,218
		9,115,068
Financials 5.4%
ACE Ltd.	10,000	877,200
American Express Co.	12,500	898,875
Bank of New York Mellon Corp.	30,000	892,200
Chubb Corp.	10,000	831,700
CME Group, Inc.	10,000	711,100
Goldman Sachs Group, Inc.	7,500	1,140,975
JPMorgan Chase & Co.	28,000	1,414,840
McGraw-Hill Financial, Inc.	15,000	875,550
MetLife, Inc.	25,000	1,154,750
Morgan Stanley	35,000	901,600
PNC Financial Services Group, Inc.	12,500	903,375
The Travelers Cos., Inc.	10,000	799,000
Toronto-Dominion Bank	7,500	641,400
US Bancorp	35,000	1,264,550
Wells Fargo & Co.	30,000	1,232,400
		14,539,515
Health Care 4.8%
Amgen, Inc.	6,500	708,110
Becton Dickinson & Co.	8,000	779,040
Bristol-Myers Squibb Co.	20,000	833,800
Covidien PLC	15,000	891,000
Eli Lilly & Co.	15,000	771,000
Gilead Sciences, Inc.*	15,000	904,050
Johnson & Johnson	20,000	1,728,200
Medtronic, Inc.	20,000	1,035,000
Merck & Co., Inc.	25,000	1,182,250
Pfizer, Inc.	37,754	1,065,040
Stryker Corp.	17,500	1,170,575
UnitedHealth Group, Inc.	17,500	1,255,450
Zimmer Holdings, Inc.	7,500	593,175
Zoetis, Inc.	7,172	209,064
		13,125,754
Industrials 4.7%
ADT Corp.	8,750	348,513
Babcock & Wilcox Co.	15,000	464,850
Boeing Co.	15,000	1,558,800
Canadian National Railway Co.	7,500	702,975
Deere & Co.	12,500	1,045,500
General Dynamics Corp.	10,000	832,500
General Electric Co.	65,000	1,504,100
Honeywell Int’l., Inc.	17,500	1,392,475
Northrop Grumman Corp.	9,600	885,792
Ritchie Bros Auctioneers, Inc.	30,000	555,900
Tyco Int’l. Ltd.	17,500	578,200
Union Pacific Corp.	4,000	614,160
United Technologies Corp.	17,500	1,751,750
Verisk Analytics, Inc.*	10,000	621,800
		12,857,315
Information Technology 6.6%
Accenture PLC	12,500	903,125
Altera Corp.	15,000	527,550
Apple, Inc.	1,600	779,280
Broadcom Corp.	15,000	378,900
Check Point Software Technologies Ltd.*	15,000	841,050
Cisco Systems, Inc.	50,000	1,165,500
EMC Corp.	35,000	902,300
Intel Corp.	50,000	1,099,000
Int’l. Business Machines Corp.	6,000	1,093,620
KLA-Tencor Corp.	12,500	689,375
Microchip Technology, Inc.	12,500	485,125
Microsoft Corp.	45,000	1,503,000
NetApp, Inc.	25,000	1,038,500
Oracle Corp.	22,500	716,850
Riverbed Technology, Inc.*	60,000	926,400
Seagate Technology PLC	20,000	766,400
Synopsys, Inc.*	32,500	1,178,450
Texas Instruments, Inc.	33,000	1,260,600
Visa, Inc.	4,500	784,890
Western Union Co.	55,000	964,150
		18,004,065
Materials 0.9%
EI Du Pont de Nemours & Co.	20,000	1,132,400
Freeport-McMoRan Copper & Gold, Inc.	25,000	755,500
Praxair, Inc.	5,000	587,000
		2,474,900
Telecommunication Services 0.9%
AT&T, Inc.	11,300	382,279
Rogers Communications, Inc.	25,000	990,000
Verizon Communications, Inc.	20,000	947,600
		2,319,879
Utilities 0.2%
Entergy Corp.	7,500	474,225
Total Domestic Common Stocks (Cost $67,669,738)		89,935,041

Foreign Stocks & ADR’s 5.3%
Chile 0.1%
Sociedad Quimica y Minera de Chile SA ADR	12,000	310,920

China 0.3%
Baidu, Inc. ADR*	6,000	813,180

France 0.6%
Edenred SA (d)	20,000	598,648
L’Oreal SA (d)	4,000	667,811
Sanofi (d)	2,500	239,591
		1,506,050
Hong Kong 0.3%
Cheung Kong Holdings Ltd. (d)	40,000	570,106
Prince Frog Int’l. Holdings Ltd. (d)	340,000	210,898
		781,004
India 0.1%
Shriram Transport Finance Co Ltd. (d)	50,000	392,368

Japan 0.6%
FANUC Corp. (d)	3,000	455,279
Honda Motor Co Ltd. (d)	17,000	609,539
Nippon Television Holdings, Inc. (d)	37,000	647,911
		1,712,729
Netherlands 0.4%
ASML Holding NV ADR	4,000	348,240
Unilever NV ADR	20,000	752,600
		1,100,840
Singapore 0.2%
Singapore Technologies Engineering Ltd. (d)	150,000	464,637

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
South Africa 0.3%
MTN Group Ltd. (d)	40,000	$730,645
South Korea 0.1%
Samsung Electronics Co Ltd. (d)	300	367,803
Spain 0.2%
Red Electrica Corp SA (d)	12,000	622,550
Switzerland 1.2%
Adecco SA (d)	10,000	628,439
Nestle SA (d)	8,000	523,554
Novartis AG ADR	12,000	875,760
Roche Holding AG (d)	2,000	498,530
Swatch Group AG (d)	1,500	862,892
		3,389,175
United Kingdom 0.9%
Alent PLC (d)	100,000	550,211
Countrywide PLC (d)	32,945	280,802
Informa PLC (d)	75,000	591,154
Tesco PLC (d)	80,000	454,636
WPP PLC (d)	23,000	426,087
		2,302,890
Total Foreign Stocks & ADR’s (Cost $12,498,930)		14,494,791

Institutional Money Market Funds 17.8%
State Street Institutional US Government Money Market Fund (Cost $48,314,463)	48,314,463	48,314,463
Total Investments 98.8% (Cost $247,017,895)†		268,404,209
Other Assets in Excess of Liabilities 1.2%		3,216,121

Net Assets 100.0%		$271,620,330

*	Non-income producing.

†

Cost for federal income tax purposes is $247,017,895. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $21,386,314 of which $26,251,611 related to appreciated securities and $4,865,297 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013, the market value of rule 144A securities amounted to $21,925,022 or 8.07% of net assets.

(b)	Step Up/Down.

(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)	Fair valued.

ADR    -  American Depositary Receipt

At August 31, 2013, the following futures contracts were outstanding with $452,077 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 90 E-mini S&P 500 Futures	9/13	$7,340,850	$44,938
Short, 225 U.S. Treasury 10-Year Note futures contracts	9/13	28,202,343	(9,119)
Short, 126 U.S. Treasury 30-Year Bond futures contracts	9/13	16,801,312	(86,849)
Totals		$52,344,505	$(51,030)
Net payments of variation margin and/or brokerage fees			82,924
Variation margin receivable on open futures contracts			$31,894

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top 10 Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
Gwinnett County School District, GA GO	5.00%	02/01/24	11.1%
Columbia County, GA GO	5.00%	04/01/17	9.0%
Houston County Hospital Auth. REV	5.25%	10/01/16	7.7%
County of Forsyth, GA GO	5.00%	03/01/22	7.5%
Municipal Electric Auth. of Georgia REV	5.25%	01/01/19	7.4%
Georgia State Road & Tollway Auth. REV	5.00%	06/01/18	7.3%
Paulding County School District, GA REV	5.00%	02/01/21	7.0%
Paulding County, GA REV	5.00%	02/01/21	6.9%
County of Gilmer, GA GO	5.00%	04/01/20	6.8%
City of Columbus, GA REV	5.00%	05/01/20	5.4%
Total of Net Assets			76.1%

Average Effective Duration (for all Fixed Income Holdings) 5.6 years**

* “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Municipal Bonds 95.8%
Georgia 95.8%
Albany-Dougherty County Hospital Auth. REV
5%, 12/01/25	500 M	$523,700
City of Columbus, GA REV
5%, 05/01/20	750 M	842,820
Cobb County Kennestone Hospital Auth. REV
5.25%, 04/01/20	500 M	573,060
5.25%, 04/01/21	500 M	558,425
Columbia County, GA GO
5%, 04/01/17	1,250 M	1,417,013
Commerce School District, GA GO
5%, 08/01/21	250 M	287,368
County of Forsyth, GA GO
5%, 03/01/22	1,045 M	1,175,928
County of Gilmer, GA GO
5%, 04/01/20	1,000 M	1,071,810
Georgia State Road & Tollway Auth. REV
5%, 06/01/18	1,000 M	1,148,140
Gwinnett County School District, GA GO
5%, 02/01/24	1,500 M	1,735,875
Houston County Hospital Auth. REV
5.25%, 10/01/16	1,100 M	1,208,757
Madison County School District, GA GO
5%, 02/01/24	345 M	383,481
Marietta Development Authority, GA REV
5%, 06/15/23	500 M	546,880
Municipal Electric Auth. of Georgia REV
5.25%, 01/01/19	1,000 M	1,159,990
Paulding County School District, GA REV
5%, 02/01/21	1,000 M	1,096,650
Paulding County, GA REV
5%, 02/01/21	1,000 M	$1,082,810
Winder-Barrow Industrial Building Auth. REV
4%, 12/01/21	215 M	227,201
Total Municipal Bonds (Cost $14,412,625)		15,039,908

	Shares
Institutional Money Market Funds 3.1%
BlackRock Liquidity Funds MuniFund Portfolio*	300,000	300,000
State Street Institutional US Government Money Market Fund*	184,369	184,369
(Cost $484,369)		484,369
Total Investments 98.9% (Cost $14,896,994)†		15,524,277
Other Assets in Excess of Liabilities 1.1%		165,072

Net Assets 100.0%		$15,689,349

*	Non-income producing.

†

Cost for federal income tax purposes is $14,896,994. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $627,283 of which $779,817 related to appreciated securities and $152,534 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at August 31, 2013

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	8.5%
1 yr. to 2.99 yrs.	0.3%
3 yrs. to 3.99 yrs.	2.6%
4 yrs. to 5.99 yrs.	7.5%
6 yrs. to 7.99 yrs.	24.3%
8 yrs. and over	56.8%

Average Effective Duration (for all Fixed Income Holdings) 6.2 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 4020 PY	4.00%	02/15/42	6.3%
FNR 10-155 PC	4.00%	02/25/40	5.5%
FNR 12-63 VB	4.00%	02/25/29	5.3%
FHR 3946 QL	4.50%	05/15/41	4.6%
GNR 11-166 LB	4.00%	05/16/40	4.4%
FNMA AB7357	3.00%	12/01/42	3.5%
FHR 3331 PE	6.00%	06/15/37	3.3%
FHR 3793 AB	3.50%	01/15/26	3.3%
GNR 10-64 JE	5.00%	05/20/40	2.8%
FHR 3808 P	4.00%	11/15/38	2.7%
Total of Net Assets			41.7%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at August 31, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 91.7%
U.S. Government Agency Obligations 91.7%
Federal Home Loan Mortgage Corporation 41.5%
Collateralized Mortgage Obligations:
FHR 3558 JC
4.5%, 08/15/24	14,617 M	$15,979,480
FHR 3793 AB
3.5%, 01/15/26	21,500 M	22,061,558
FHR 3911 B
3.5%, 08/15/26	5,000 M	5,125,343
FHR 3331 PE
6%, 06/15/37	19,728 M	22,434,987
FHR 3808 P
4%, 11/15/38	17,636 M	18,378,816
FHR 3804 PW
4.5%, 03/15/40	15,500 M	16,627,044
FHR 3680 KE
5%, 06/15/40	14,479 M	16,053,910
FHR 3743 PB
4.5%, 10/15/40	12,482 M	13,480,154
FHR 3829 PE
4.5%, 03/15/41	10,500 M	11,251,790
FHR 3946 QL
4.5%, 05/15/41	28,761 M	30,705,017
FHR 3852 PE
4.5%, 05/15/41	10,623 M	11,388,207
FHR 3859 JB
5%, 05/15/41	12,055 M	12,983,645
FHR 3899 PB
4.5%, 07/15/41	13,107 M	13,955,370
FHR 3986 ML
4.5%, 09/15/41	10,024 M	10,766,264
FHR 3928 MB
4.5%, 09/15/41	3,085 M	3,316,673
FHR 4020 PY
4%, 02/15/42	41,937 M	42,469,746
		266,978,004
Mortgage-Backed Securities:
30-Year:
FHLMC 170141
11%, 09/01/15	98	101
FHLMC 170147
11%, 11/01/15	214	227
FHLMC 360017
11%, 11/01/17	108	119
FHLMC A64971
5.5%, 08/01/37	23 M	25,044
FHLMC Q01536
5%, 06/01/41	10,956 M	11,812,186
		11,837,677
Total Federal Home Loan Mortgage Corporation		278,815,681
Federal National Mortgage Association 34.5%
Collateralized Mortgage Obligations:
FNR 11-58 AL
3.5%, 07/25/26	5,000 M	5,090,160
FNR 12-63 VB
4%, 02/25/29	34,971 M	35,273,429
FNR 12-76 VE
4%, 03/25/29	17,573 M	17,727,914
FNR 10-47 JB
5%, 05/25/30	11,200 M	12,583,894
FNR 03-32 BZ
6%, 11/25/32	801 M	901,537
FNR 04-87 UG
5%, 12/25/34	8,000 M	8,778,236
FNR 10-155 PC
4%, 02/25/40	36,000 M	37,283,112
FNR 10-98 PE
4.5%, 09/25/40	10,343 M	11,025,307
FNR 11-14 PB
5%, 03/25/41	11,038 M	12,439,806
FNR 11-64 PC
4.5%, 07/25/41	10,613 M	11,312,399
FNR 12-43 PH
4.5%, 04/25/42	13,606 M	14,391,529
		166,807,323

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
15-Year:
FNMA AK6769
3.5%, 03/01/27	14,850 M	$15,684,526
20-Year:
FNMA 252206
6%, 01/01/19	9 M	10,338
FNMA 758564
6%, 09/01/24	288 M	317,357
		327,695
25-Year:
FNMA 251808
10%, 04/01/18	11 M	11,552
30-Year:
FNMA 426830
8%, 11/01/24	22 M	22,879
FNMA 738887
5.5%, 10/01/33	436 M	474,605
FNMA 748895
6%, 12/01/33	236 M	261,054
FNMA 881279
5%, 11/01/36	1,623 M	1,756,837
FNMA 931533
4.5%, 07/01/39	3,948 M	4,194,874
FNMA 931535
5.5%, 07/01/39	2,474 M	2,701,753
FNMA AB3637
4.5%, 10/01/41	15,022 M	15,929,109
FNMA AB7357
3%, 12/01/42	24,678 M	23,869,371
		49,210,482
Total Federal National Mortgage Association		232,041,578
Government National Mortgage Corporation 15.7%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	15,025 M	16,520,294
GNR 10-46 GU
5%, 07/20/39	14,260 M	15,736,281
GNR 11-166 LB
4%, 05/16/40	28,000 M	29,346,730
GNR 10-64 JE
5%, 05/20/40	17,195 M	19,144,096
GNR 10-56 ML
5%, 05/20/40	12,804 M	14,189,700
GNR 13-47 PM
5%, 03/20/43	9,877 M	10,822,442
		105,759,543
Mortgage-Backed Securities:
20-Year:
GNMA 623177
6.5%, 08/15/23	34 M	37,781
30-Year:
GNMA 506805
6.5%, 06/15/29	101 M	112,367
Total Government National Mortgage Corporation		105,909,691
Total U.S. Government Obligations (Cost $645,160,948)		616,766,950

	Shares
Institutional Money Market Funds 8.4%
State Street Institutional US Government Money Market Fund (Cost $56,276,750)	56,276,750	56,276,750
Total Investments 100.1% (Cost $701,437,698)†		673,043,700

Excess of Liabilities Over Other Assets (0.1)%		(603,131)

Net Assets 100.0%		$672,440,569

†                 Cost for federal income tax purposes is $701,437,698. At August 31, 2013 unrealized depreciation for federal income tax purposes aggregated $28,393,998 of which $665,720 related to appreciated securities and $29,059,718 related to depreciated securities.

At August 31, 2013, the following futures contracts were outstanding with $2,404,716 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 625 U.S. Treasury 10-Year Note futures contracts	9/13	$78,339,844	$(25,331)
Short, 350 U.S. Treasury 30-Year Bond futures contracts	9/13	45,670,312	(241,248)
Totals		$124,010,156	$(266,579)
Net payments of variation margin and/or brokerage fees			287,673
Variation margin receivable on open futures contracts			$21,094

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	28.6%
Health Care	16.7%
Consumer Discretionary	15.6%
Industrials	12.2%
Financials	10.6%
Consumer Staples	6.1%
Energy	5.7%
Telecommunication Services	2.2%

Top 10 Holdings**

Description	Percent of Net Assets
Schlumberger Ltd.	3.2%
Riverbed Technology, Inc.	3.2%
Texas Instruments, Inc.	3.0%
US Bancorp	3.0%
Medtronic, Inc.	3.0%
NetApp, Inc.	2.9%
Cisco Systems, Inc.	2.9%
Canadian National Railway Co.	2.9%
ABB Ltd.	2.8%
Comcast Corp.	2.8%
Total of Net Assets	29.7%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Shares	Space Value (Note 2)
Domestic Common Stocks 88.4%
Consumer Discretionary 13.3%
Comcast Corp.	18,000	$733,320
Gap, Inc.	10,000	404,400
McDonald’s Corp.	5,000	471,800
Nordstrom, Inc.	11,000	613,030
TJX Cos., Inc.	12,000	632,640
TRW Automotive Holdings Corp.*	9,500	656,165
		3,511,355
Consumer Staples 4.1%
Costco Wholesale Corp.	4,960	554,875
PepsiCo, Inc.	6,750	538,178
		1,093,053
Energy 5.7%
Marathon Oil Corp.	19,430	668,975
Schlumberger Ltd.	10,560	854,726
		1,523,701
Financials 10.6%
CME Group, Inc.	10,000	711,100
JPMorgan Chase & Co.	13,000	656,890
The Travelers Cos., Inc.	8,000	639,200
US Bancorp	22,000	794,860
		2,802,050
Health Care 16.7%
Eli Lilly & Co.	10,500	539,700
Gilead Sciences, Inc.*	10,500	632,835
Henry Schein, Inc.*	6,000	606,300
Medtronic, Inc.	15,300	791,775
Stryker Corp.	10,000	668,900
UnitedHealth Group, Inc.	9,000	645,660
Zoetis, Inc.	18,000	524,700
		4,409,870
Industrials 9.4%
Boeing Co.	5,300	550,776
Canadian National Railway Co.	8,060	755,464
Tyco Int’l. Ltd.	16,950	560,028
Verisk Analytics, Inc.*	10,000	621,800
		2,488,068
Information Technology 28.6%
Accenture PLC	9,050	653,863
Altera Corp.	15,500	545,135
Apple, Inc.	750	365,287
Check Point Software Technologies Ltd.*	13,000	728,910
Cisco Systems, Inc.	33,000	769,230
KLA-Tencor Corp.	12,000	661,800
Microsoft Corp.	15,000	501,000
NetApp, Inc.	18,700	776,798
Riverbed Technology, Inc.*	54,000	833,760
Seagate Technology PLC	10,000	383,200
Synopsys, Inc.*	14,910	540,637
Texas Instruments, Inc.	21,000	802,200
		7,561,820
Total Domestic Common Stocks (Cost $21,865,604)		23,389,917
Foreign Stocks & ADR’s 9.3%
Mexico 2.2%
America Movil SAB de CV ADR	30,000	579,000
Netherlands 2.0%
Unilever NV ADR	14,000	526,820
Switzerland 2.8%
ABB Ltd. ADR	35,040	750,206
United Kingdom 2.3%
WPP PLC ADR	6,500	602,810
Total Foreign Stocks & ADR’s (Cost $2,564,800)		2,458,836
Institutional Money Market Funds 1.5%
State Street Institutional US Government Money Market Fund
(Cost $400,903)	400,903	400,903
Total Investments 99.2% (Cost $24,831,307)†		26,249,656
Other Assets in Excess of Liabilities 0.8%		215,354

Net Assets 100.0%		$26,465,010

*	Non-income producing.

†

Cost for federal income tax purposes is $24,831,307. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $1,418,349 of which $1,812,272 related to appreciated securities and $393,923 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	23.3%
Financials	14.2%
Industrials	14.2%
Consumer Staples	11.6%
Information Technology	9.5%
Health Care	8.6%
Materials	8.0%
Telecommunication Services	3.7%
Energy	2.7%
Utilities	2.5%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	19.7%
Switzerland	15.2%
France	12.7%
Japan	11.2%
Germany	7.3%
Hong Kong	5.2%
China	3.0%
Israel	2.7%
Luxembourg	2.7%
Spain	2.5%

Top 10 Holdings**

Description	Percent of Net Assets
Adecco SA	3.2%
Renault SA	3.1%
Panalpina Welttransport Holding AG	3.1%
WPP PLC	2.8%
Cheung Kong Holdings Ltd.	2.8%
Alent PLC	2.8%
Check Point Software Technologies Ltd.	2.7%
RTL Group SA	2.7%
CyberAgent, Inc.	2.7%
Red Electrica Corp SA	2.5%
Total of Net Assets	28.4%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 4.4%
Industrials 1.7%
Ritchie Bros Auctioneers, Inc.	130,000	$2,408,900

Information Technology 2.7%
Check Point Software Technologies Ltd.*	70,000	3,924,900
Total Domestic Common Stocks (Cost $5,773,710)		6,333,800

Foreign Stocks & ADR’s 93.9%
Australia 0.5%
BHP Billiton Ltd. (a)	25,000	790,593

Brazil 2.1%
BM&F Bovespa SA (a)	300,000	1,469,855
Itau Unibanco Holding SA ADR	132,000	1,606,440
		3,076,295
Chile 0.6%
Sociedad Quimica y Minera de Chile SA ADR	35,000	906,850

China 3.0%
Baidu, Inc. ADR*	21,000	2,846,130
Want Want China Holdings Ltd. (a)	1,000,000	1,475,919
		4,322,049
France 12.7%
Christian Dior SA (a)	20,000	3,426,884
Edenred SA (a)	80,000	2,394,593
L’Oreal SA (a)	15,000	2,504,291
Renault SA (a)	63,000	4,506,355
Sanofi (a)	37,500	3,593,866
Total SA ADR	35,000	1,935,850
		18,361,839
Germany 7.3%
Allianz SE ADR	200,000	2,878,000
Fresenius SE & Co KGaA (a)	20,000	2,406,946
NORMA Group AG (a)	65,000	2,614,936
SAP AG (a)	35,000	2,585,056
		10,484,938
Hong Kong 5.2%
Cheung Kong Holdings Ltd. (a)	280,000	3,990,743
Hang Lung Properties Ltd. (a)	520,000	1,619,567
Prince Frog Int’l. Holdings Ltd. (a)	3,000,000	1,860,863
		7,471,173
India 1.9%
Shriram Transport Finance Co Ltd. (a)	355,000	2,785,812

Italy 1.9%
Buzzi Unicem SpA (a)	95,000	1,278,318
Buzzi Unicem SpA DI RISP *(a)	200,000	1,477,168
		2,755,486
Japan 11.2%
CyberAgent, Inc. (a)	1,500	3,838,341
FANUC Corp. (a)	13,000	1,972,875
Honda Motor Co Ltd. (a)	70,000	2,509,867

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Mitsubishi Estate Co Ltd. (a)	70,000	$1,808,379
Nippon Television Holdings, Inc. (a)	200,000	3,502,221
Nitori Holdings Co Ltd. (a)	28,000	2,498,600
		16,130,283
Luxembourg 2.7%
RTL Group SA (a)	40,000	3,856,575

Netherlands 1.3%
ASML Holding NV ADR*	22,000	1,915,320

Singapore 1.3%
Singapore Technologies Engineering Ltd. (a)	600,000	1,858,549

South Africa 1.8%
MTN Group Ltd. (a)	140,000	2,557,258

South Korea 1.7%
Samsung Electronics Co Ltd. (a)	2,000	2,452,021

Spain 2.5%
Red Electrica Corp SA (a)	70,000	3,631,544

Sweden 1.3%
Oriflame Cosmetics SA *(a)	65,000	1,902,383

Switzerland 15.2%
Adecco SA (a)	74,000	4,650,450
Nestle SA (a)	55,000	3,599,431
Novartis AG (a)	39,000	2,841,137
Panalpina Welttransport Holding AG (a)	30,000	4,466,166
Roche Holding AG (a)	14,000	3,489,711
Swatch Group AG (a)	5,000	2,876,306
		21,923,201
United Kingdom 19.7%
Alent PLC (a)	720,000	3,961,521
Countrywide PLC (a)	292,945	2,496,874
Diageo PLC (a)	100,000	3,064,636
HSBC Holdings PLC (a)	174,408	1,826,305
Hunting PLC (a)	161,000	2,044,733
Informa PLC (a)	330,000	2,601,075
Johnson Matthey PLC (a)	72,000	3,172,565
Tesco PLC (a)	420,000	2,386,838
Vodafone Group PLC (a)	850,000	2,738,288
WPP PLC (a)	220,000	4,075,617
		28,368,452
Total Foreign Stocks & ADR’s (Cost $108,644,829)		135,550,621

Institutional Money Market Funds 1.3%
State Street Institutional US Government Money Market Fund (Cost $1,895,267)	1,895,267	1,895,267
Total Investments 99.6% (Cost $116,313,806)†		$143,779,688

Other Assets in Excess of Liabilities 0.4%		581,223

Net Assets 100.0%		$144,360,911

*	Non-income producing.

†

Cost for federal income tax purposes is $116,313,806. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $27,465,882 of which $32,762,183 related to appreciated securities and $5,296,301 related to depreciated securities.

(a)	Fair valued.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.6%
Consumer Discretionary	17.8%
Industrials	16.9%
Financials	13.8%
Health Care	13.2%
Energy	5.9%
Materials	4.2%
Consumer Staples	2.8%
Utilities	1.4%

Top 10 Holdings**

Description	Percent of Net Assets
Quanta Services, Inc.	2.0%
Skyworks Solutions, Inc.	1.8%
BorgWarner, Inc.	1.8%
Nuance Communications, Inc.	1.8%
MEDNAX, Inc.	1.8%
Shire Ltd.	1.8%
John Wiley & Sons, Inc.	1.7%
Riverbed Technology, Inc.	1.7%
Dollar Tree, Inc.	1.7%
Genesee & Wyoming, Inc.	1.7%
Total of Net Assets	17.8%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 89.3%
Consumer Discretionary 17.8%
Ascena Retail Group, Inc.*	79,120	$1,291,238
BorgWarner, Inc.	27,310	2,637,600
Dick’s Sporting Goods, Inc.	37,290	1,730,629
Dollar Tree, Inc.*	46,170	2,433,159
Foot Locker, Inc.	68,200	2,196,040
Hanesbrands, Inc.	34,690	2,063,361
Jarden Corp.*	37,995	1,631,885
John Wiley & Sons, Inc.	56,760	2,486,088
LKQ Corp.*	75,060	2,194,754
Morningstar, Inc.	14,530	1,091,058
Penn National Gaming, Inc.*	27,110	1,425,715
PVH Corp.	15,670	2,017,512
Texas Roadhouse, Inc.	57,450	1,427,633
Tractor Supply Co.	10,570	1,293,451
		25,920,123
Consumer Staples 2.8%
Church & Dwight Co., Inc.	29,300	1,738,955
Energizer Holdings, Inc.	11,360	1,122,709
Flowers Foods, Inc.	57,450	1,194,385
		4,056,049
Energy 5.9%
Core Laboratories NV	7,500	1,136,325
Dril-Quip, Inc.*	15,120	1,542,391
Oil States Int’l., Inc.*	6,200	553,164
SM Energy Co.	27,380	1,870,602
Superior Energy Services, Inc.*	77,410	1,901,190
Tidewater, Inc.	30,070	1,622,577
		8,626,249
Financials 11.9%
Affiliated Managers Group, Inc.*	8,770	1,528,786
City National Corp.	25,300	1,656,391
East West Bancorp, Inc.	56,640	1,655,587
Everest Re Group Ltd.	16,300	2,232,285
HCC Insurance Holdings, Inc.	37,800	1,595,160
Invesco Ltd.	61,460	1,865,926
Raymond James Financial, Inc.	45,000	1,882,350
Signature Bank*	17,630	1,546,504
WR Berkley Corp.	41,100	1,690,032
Zions Bancorporation	60,700	1,697,779
		17,350,800
Health Care 11.4%
Dentsply Int’l., Inc.	53,520	2,247,305
Henry Schein, Inc.*	14,680	1,483,414
Hologic, Inc.*	66,130	1,411,214
IDEXX Laboratories, Inc.*	15,790	1,481,418
Illumina, Inc.*	16,500	1,284,360
Masimo Corp.	60,030	1,485,142
MEDNAX, Inc.*	26,760	2,605,621
Resmed, Inc.	33,290	1,572,620
Techne Corp.	19,830	1,537,023
Varian Medical Systems, Inc.*	20,910	1,473,110
		16,581,227
Industrials 16.9%
Ametek, Inc.	36,855	1,581,817
B/E Aerospace, Inc.*	22,480	1,532,911
Cintas Corp.	32,220	1,538,827
Flowserve Corp.	34,230	1,909,692
Genesee & Wyoming, Inc.*	27,930	2,418,179
IHS, Inc.*	18,580	1,990,847
Jacobs Engineering Group, Inc.*	26,500	1,544,420
Joy Global, Inc.	27,300	1,340,976
Quanta Services, Inc.*	112,600	2,943,364
Regal Beloit Corp.	26,770	1,705,249
Ritchie Bros Auctioneers, Inc.	85,990	1,593,395
Roper Industries, Inc.	11,850	1,465,845
Stericycle, Inc.*	13,475	1,516,746
Waste Connections, Inc.	37,200	1,575,792
		24,658,060
Information Technology 17.0%
Altera Corp.	53,200	1,871,044
Dolby Laboratories, Inc.	75,600	2,376,108

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
FLIR Systems, Inc.	57,840	$1,809,235
Informatica Corp.*	58,800	2,103,276
Microchip Technology, Inc.	62,140	2,411,653
Nuance Communications, Inc.*	136,930	2,613,994
Open Text Corp.	33,230	2,282,901
Plantronics, Inc.	32,510	1,404,432
Riverbed Technology, Inc.*	158,950	2,454,188
Semtech Corp.*	49,930	1,483,920
Skyworks Solutions, Inc.*	106,400	2,698,304
Trimble Navigation Ltd.*	54,290	1,370,822
		24,879,877
Materials 4.2%
Airgas, Inc.	10,910	1,109,001
AptarGroup, Inc.	27,500	1,617,275
Rockwood Holdings, Inc.	23,500	1,500,710
Steel Dynamics, Inc.	127,850	1,950,991
		6,177,977
Utilities 1.4%
ITC Holdings Corp.	22,450	1,995,581
Total Domestic Common Stocks (Cost $98,921,693)		130,245,943
Foreign Stocks & ADR’s 3.4%
Israel 1.6%
NICE Systems Ltd. ADR	61,140	2,323,320
United Kingdom 1.8%
Shire Ltd. ADR	23,530	2,593,477
Total Foreign Stocks & ADR’s (Cost $3,624,977)		4,916,797
Real Estate Investment Trusts 1.9%
Financials 1.9%
Digital Realty Trust, Inc.(a)	17,800	989,680
Home Properties, Inc.(a)	31,400	1,811,780
Total Real Estate Investment Trusts (Cost $2,791,442)		2,801,460
Institutional Money Market Funds 1.5%
State Street Institutional US Government Money Market Fund (Cost $2,238,694)	2,238,694	2,238,694

	Principal Amount (M=$1,000)
Corporate Short-term Notes 0.7%
Nestel Capital Corp.
0.05%, 09/04/13
(Cost $999,996)	1,000 M	999,996

U.S. Government Obligations 3.3%
U.S. Government Agency Obligations 1.6%
Federal National Mortgage Association 1.6%
Agency Discount Notes:
0.04%, 09/04/13	2,400 M	2,399,992
U.S. Treasury Obligations 1.7%
U.S. Treasury Bill
0.015%, 09/12/13	2,500 M	2,499,988
Total U.S. Government Obligations (Cost $4,899,980)		4,899,980
Total Investments 100.1% (Cost $113,476,782)†		146,102,870

Excess of Liabilities Over Other Assets (0.1)%		(211,946)

Net Assets 100.0%		$145,890,924

*	Non-income producing.
†

Cost for federal income tax purposes is $113,476,782. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $32,626,088 of which $34,901,628 related to appreciated securities and $2,275,540 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

(Unaudited)

Fund Profile

at August 31, 2013

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	11.7%
1 yr. to 2.99 yrs.	71.2%
3 yrs. to 3.99 yrs.	10.8%
4 yrs. to 5.99 yrs.	6.3%

Average Effective Duration (for all Fixed Income Holdings) 2.1 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 4039 PB	1.50%	05/15/27	6.1%
FNR 10-64 AD	3.00%	12/25/20	5.8%
FNR 11-137 KC	2.00%	01/25/27	5.7%
FHR 4022 AH	1.50%	12/15/25	4.6%
FNR 11-3 EL	3.00%	05/25/20	4.6%
FNR 10-153 AC	2.00%	11/25/18	4.3%
FHR 3772 HC	3.00%	10/15/18	4.1%
FNR 10-83 AK	3.00%	11/25/18	4.1%
FNR 12-53 CD	1.50%	05/25/22	3.8%
FNR 09-113 DB	3.00%	12/25/20	2.7%
Total of Net Assets			45.8%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 95.8%
U.S. Government Agency Obligations 95.8%
Federal Home Loan Mortgage Corporation 30.3%
Collateralized Mortgage Obligations:
FHR 2353 TD
6%, 09/15/16	36 M	$37,781
FHR 3261 AG
5.5%, 01/15/17	899 M	902,129
FHR 2508 CK
5%, 10/15/17	2,757 M	2,954,267
FHR 2510 AJ
5%, 10/15/17	1,454 M	1,557,449
FHR 2530 BH
5%, 11/15/17	3,291 M	3,509,118
FHR 3562 AN
4%, 12/15/17	2,459 M	2,619,286
FHR 3604 AG
4%, 12/15/17	3,459 M	3,563,725
FHR 2629 BL
4.5%, 01/15/18	3,206 M	3,274,311
FHR 2635 DG
4.5%, 01/15/18	860 M	883,243
FHR 2642 WP
4.5%, 02/15/18	1,409 M	1,435,783
FHR 3772 HC
3%, 10/15/18	50,203 M	52,131,665
FHR 3659 DE
2%, 03/15/19	3,209 M	3,252,811
FHR 3645 EH
3%, 12/15/20	11,273 M	11,680,320
FHR 3874 BD
3%, 06/15/21	7,854 M	8,173,457
FHR 3574 EA
3%, 09/15/21	16,976 M	17,442,316
FHR 3414 A
4.5%, 07/15/22	2,491 M	2,536,550
FHR 3559 AB
4.5%, 03/15/23	129 M	129,564
FHR 3571 BA
4.5%, 04/15/23	3,473 M	3,552,894
FHR 3780 TL
3.75%, 04/15/24	12,444 M	12,952,981
FHR 3829 CA
4%, 08/15/24	7,539 M	7,797,188
FHR 3874 JA
3%, 04/15/25	15,674 M	16,180,663
FHR 3665 GP
3.5%, 05/15/25	8,630 M	9,203,887
FHR 4022 AH
1.5%, 12/15/25	59,470 M	58,363,708
FHR 4039 PB
1.5%, 05/15/27	80,089 M	76,871,769
FHR 3507 AC
4%, 06/15/27	10,064 M	10,187,555
FHR 4238 TL
1.25%, 08/15/27	27,988 M	27,708,451
FHR 2927 ED
4%, 01/15/35	4,821 M	4,933,446
FHR 3638 PA
4.5%, 03/15/37	6,034 M	6,194,949
		350,031,266
Mortgage-Backed Securities:
10-Year:
FGCI J14193
3.5%, 01/01/21	1,899 M	1,986,836
FGCI J14483
3.5%, 02/01/21	2,403 M	2,514,636
FGCI J14614
3.5%, 03/01/21	3,551 M	3,734,327
FGCI J14793
3.5%, 03/01/21	1,683 M	1,760,854
FGCI J15846
3.5%, 06/01/21	345 M	362,403
		10,359,056

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
15-Year:
FHLMC G10965
7.5%, 10/01/14	2 M	$2,305
FHLMC E82128
7%, 03/01/15	3 M	2,728
FHLMC E00843
8%, 04/01/15	1 M	1,399
FHLMC E01009
6.5%, 08/01/16	121 M	128,273
FHLMC G11585
7%, 02/01/17	48 M	50,645
FHLMC E88357
6.5%, 03/01/17	25 M	25,064
FHLMC E98706
5%, 08/01/18	1,127 M	1,195,733
FGCI B10742
4.5%, 11/01/18	658 M	692,906
FHLMC B11933
4%, 01/01/19	4,484 M	4,733,969
FHLMC B12434
4.5%, 03/01/19	1,181 M	1,245,616
FHLMC J05907
6%, 08/01/19	1,835 M	1,979,400
FGCI G13841
4%, 05/01/20	8,327 M	8,772,303
FGCI J15844
3.5%, 07/01/21	1,577 M	1,659,103
		20,489,444
20-Year:
FHLMC C90035
6.5%, 11/01/13	2 M	1,826
FHLMC D94982
7%, 04/01/16	28 M	28,074
FHLMC D94230
7.5%, 10/01/19	93 M	99,143
		129,043
30-Year:
FHLMC G00100
8%, 02/01/23	6 M	7,547
FHLMC A17291
6.5%, 11/01/33	875 M	978,643
		986,190
Total Federal Home Loan Mortgage Corporation		381,994,999
Federal National Mortgage Association 65.5%
Collateralized Mortgage Obligations:
FNR 02-11 QC
5.5%, 03/25/17	904 M	948,370
FNR 02-18 PC
5.5%, 04/25/17	123 M	123,359
FNR 10-110 HC
2.5%, 10/25/18	31,029 M	31,956,961
FNR 10-153 AC
2%, 11/25/18	53,097 M	54,175,430
FNR 10-83 AK
3%, 11/25/18	49,976 M	51,841,025
FNR 09-70 NL
3%, 08/25/19	24,489 M	25,288,058
FNR 09-70 NM
3.25%, 08/25/19	30,320 M	31,604,965
FNR 09-70 NQ
3.5%, 08/25/19	18,578 M	19,464,457
FNR 09-78 NG
3.5%, 08/25/19	14,409 M	15,148,776
FNR 11-3 EL
3%, 05/25/20	55,815 M	57,965,335
FNR 10-65 AD
3%, 09/25/20	9,828 M	10,217,621
FNR 09-88 DB
3%, 10/25/20	32,459 M	33,735,395
FNR 09-88 DC
3.25%, 10/25/20	25,017 M	26,145,806
FNR 11-78 A
2%, 11/25/20	28,935 M	29,759,212
FNR 09-113 DB
3%, 12/25/20	32,890 M	34,137,869
FNR 10-64 AD
3%, 12/25/20	69,337 M	72,574,663
FNR 11-67 EL
2%, 07/25/21	26,602 M	26,971,789
FNR 11-67 DA
4.5%, 07/25/21	19,193 M	20,612,685
FNR 12-53 CD
1.5%, 05/25/22	48,091 M	48,024,175
FNR 08-61 CA
5%, 08/25/22	2,378 M	2,466,931
FNR 08-55 NA
5%, 08/25/22	1,462 M	1,502,064
FNR 08-80 TJ
5%, 09/25/22	3,233 M	3,331,315
FNR 08-81 KA
5%, 10/25/22	1,617 M	1,667,159
FNR 03-42 EP
4%, 11/25/22	691 M	698,912
FNR 35-84 AB
4.5%, 12/15/22	8,987 M	9,216,055
FNR 11-90 AL
3.5%, 09/25/23	17,651 M	18,605,366
FNR 10-3 GA
4%, 02/25/25	5,423 M	5,773,452
FNR 11-15 HC
2.5%, 03/25/26	21,853 M	22,652,169
FNR 11-82 AD
4%, 08/25/26	13,988 M	14,879,138
FNR 11-137 KC
2%, 01/25/27	70,986 M	72,003,902
FNR 09-77 HA
4.5%, 09/25/27	7,073 M	7,216,517
FNR 36-81 AH
4%, 10/15/27	5,006 M	5,113,215
FNR 08-21 CL LC
6%, 02/25/30	137 M	137,032
FNR 11-30 NK
3%, 10/25/30	1,670 M	1,676,206
FNR 11-41 DQ
3%, 10/25/30	5,614 M	5,654,309
FNR 11-41 CQ
3%, 11/25/30	4,194 M	4,221,562
FNR 03-69 GH
3.25%, 12/25/31	2,354 M	2,387,070
FNR 03-76 PQ
3.5%, 04/25/32	181 M	183,411
FNR 07-112 MC
5.25%, 10/25/36	2,353 M	2,395,501
FNR 09-3 HL
5%, 02/25/39	1,799 M	1,882,464
FNR 09-32 BH
5.25%, 05/25/39	2,718 M	2,853,437
		777,213,138
Mortgage-Backed Securities:
10-Year:
FNMA 257378
5%, 09/01/18	163 M	173,595
FNMA 930890
5%, 04/01/19	99 M	105,294
FNMA MA0113
5%, 05/01/19	245 M	260,805
FNMA 931517
5%, 07/01/19	53 M	56,216
FNMA AI3766
3%, 08/01/20	5,352 M	5,551,335
FNMA AB1575
3.5%, 10/01/20	3,765 M	3,974,131
FNMA MA0548
3.5%, 10/01/20	4,562 M	4,815,383
FNMA AB9179
2.5%, 05/01/23	28,793 M	29,396,657
		44,333,416
15-Year:
FNMA 630985
7%, 09/01/15	15 M	15,343
FNMA 535631
7%, 12/01/15	71 M	74,128
FNMA 594602
9%, 01/01/16	1 M	1,444
FNMA 609148
7%, 02/01/16	324 M	335,748
FNMA 663227
6%, 03/01/16	19 M	19,462
FNMA 574598
6%, 05/01/16	48 M	49,861
FNMA 671380
6%, 11/01/17	65 M	68,858
FNMA 712165
5%, 08/01/18	740 M	786,179
FNMA 725284
7%, 11/01/18	360 M	383,259

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 985670
6.5%, 10/01/21	853 M	$943,934
FNMA AA8647
5%, 11/01/23	1,362 M	1,450,412
FNMA AC0317
4.5%, 02/01/24	201 M	213,184
FNMA AC0318
5%, 06/01/24	278 M	295,031
		4,636,843
20-Year:
FNMA 190697
7%, 03/01/14	7 M	6,769
FNMA 619191
6.5%, 12/01/15	48 M	49,575
FNMA 251716
10.5%, 03/01/18	604	608
		56,952
30-Year:
FNMA 626664
6%, 04/01/17	117 M	123,260
FNMA 479421
7%, 09/01/21	36 M	38,523
FNMA 207530
8.25%, 04/01/22	9 M	9,281
FNMA 175123
7.45%, 08/01/22	107 M	115,469
		286,533
Total Federal National Mortgage Association		826,526,882
Government National Mortgage Corporation 0.0%
Mortgage-Backed Securities:
10-Year:
GNMA 634538
6%, 09/15/14	49 M	50,069
GNMA 634545
6.5%, 09/15/14	44 M	44,352
		94,421
15-Year:
GNMA 780978
6.5%, 02/15/14	18 M	18,318
GNMA 781109
7%, 11/15/14	206 M	209,436
GNMA 489953
6%, 12/15/16	13 M	14,269
		242,023
20-Year:
GNMA 628440
7%, 04/15/24	133 M	147,720
30-Year:
GNMA II 495
10%, 02/20/16	57	59
Total Government National Mortgage Corporation		484,223
Total U.S. Government Obligations (Cost $1,200,836,729)		1,209,006,104

	Shares
Institutional Money Market Funds 4.6%
State Street Institutional US Government Money Market Fund (Cost $57,460,608)	57,460,608	57,460,608
Total Investments 100.4% (Cost $1,258,297,337)†		$1,266,466,712
Excess of Liabilities Over Other Assets (0.4)%		(4,531,536)

Net Assets 100.0%		$1,261,935,176

†

Cost for federal income tax purposes is $1,258,297,337. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $8,169,375 of which $15,391,585 related to appreciated securities and $7,222,210 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.5%
Industrials	16.4%
Financials	16.0%
Consumer Discretionary	15.9%
Health Care	8.7%
Energy	6.9%
Materials	5.2%
Consumer Staples	2.8%
Utilities	1.6%

Top 10 Holdings**

Description	Percent of Net Assets
John Wiley & Sons, Inc.	1.7%
Hub Group Inc.	1.7%
NICE Systems Ltd.	1.5%
Dril-Quip, Inc.	1.5%
Open Text Corp.	1.5%
Stifel Financial Corp.	1.5%
Esterline Technologies Corp.	1.5%
Genesee & Wyoming, Inc.	1.4%
Casey’s General Stores, Inc.	1.4%
Evercore Partners, Inc.	1.4%
Total of Net Assets	15.1%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 87.2%
Consumer Discretionary 15.9%
Aaron’s, Inc.	383,100	$10,370,517
Ascena Retail Group, Inc.*	659,900	10,769,568
Buffalo Wild Wings, Inc.*	96,200	9,996,142
Dana Holding Corp.	607,600	12,735,296
Express, Inc.*	552,400	11,594,876
Hillenbrand, Inc.	456,400	11,300,464
Iconix Brand Group, Inc.*	393,100	12,901,542
John Wiley & Sons, Inc.	471,200	20,638,560
Men’s Wearhouse, Inc.	320,700	12,074,355
Monro Muffler Brake, Inc.	228,600	10,120,122
Morningstar, Inc.	144,100	10,820,469
Penn National Gaming, Inc.*	276,200	14,525,358
Steven Madden Ltd.*	255,000	13,770,000
Texas Roadhouse, Inc.	509,100	12,651,135
Vitamin Shoppe, Inc.*	168,200	7,084,584
Wolverine World Wide, Inc.	217,100	12,211,875
		193,564,863
Consumer Staples 2.8%
Casey’s General Stores, Inc.	259,700	17,124,618
Flowers Foods, Inc.	482,550	10,032,214
Hain Celestial Group, Inc.*	84,600	6,918,588
		34,075,420
Energy 6.9%
Comstock Resources, Inc.	656,100	9,579,060
Dril-Quip, Inc.*	184,700	18,841,247
Oasis Petroleum, Inc.*	342,200	13,414,240
Oil States Int’l., Inc.*	66,000	5,888,520
Stone Energy Corp.*	299,465	8,205,341
Superior Energy Services, Inc.*	544,800	13,380,288
Tidewater, Inc.	278,300	15,017,068
		84,325,764
Financials 12.7%
City National Corp.	210,700	13,794,529
East West Bancorp, Inc.	519,500	15,184,985
Endurance Specialty Holdings Ltd.	122,900	6,159,748
Evercore Partners, Inc.	378,500	16,877,315
HCC Insurance Holdings, Inc.	315,500	13,314,100
MarketAxess Holdings, Inc.	253,400	12,862,584
Portfolio Recovery Associates, Inc.*	309,900	16,437,096
ProAssurance Corp.	268,500	12,657,090
Prosperity Bancshares, Inc.	260,800	15,595,840
Stifel Financial Corp.*	447,000	17,888,940
SVB Financial Group*	163,000	13,496,400
		154,268,627
Health Care 8.7%
Haemonetics Corp.*	343,400	13,684,490
ICON PLC*	318,700	11,645,298
Magellan Health Services, Inc.*	227,500	12,787,775
Masimo Corp.	500,400	12,379,896
Myriad Genetics, Inc.*	572,600	14,984,942
NuVasive, Inc.*	603,800	14,201,376
Sirona Dental Systems, Inc.*	202,100	13,090,017
Techne Corp.	165,400	12,820,154
		105,593,948
Industrials 16.4%
Actuant Corp.	365,200	13,044,944
Clarcor, Inc.	285,500	15,291,380

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Esterline Technologies Corp.*	234,200	$17,867,118
Genesee & Wyoming, Inc.*	205,700	17,809,506
Healthcare Services Group, Inc.	642,600	15,557,346
Hub Group Inc.*	545,300	20,257,895
II-VI, Inc.*	487,300	9,395,144
Middleby Corp.*	57,100	10,617,174
MYR Group, Inc.*	379,300	8,314,256
Regal Beloit Corp.	225,000	14,332,500
Ritchie Bros Auctioneers, Inc.	719,600	13,334,188
Toro Co.	285,800	15,093,098
Wabtec Corp.	258,200	15,109,864
Waste Connections, Inc.	311,900	13,212,084
		199,236,497
Information Technology 17.0%
Diodes, Inc.*	461,600	11,493,840
Hittite Microwave Corp.*	220,700	13,498,012
j2 Global, Inc.	254,200	12,516,808
Jack Henry & Associates, Inc.	216,100	10,783,390
Micros Systems, Inc.*	250,700	12,259,230
NeuStar, Inc.*	233,300	11,790,982
Open Text Corp.	273,400	18,782,580
OSI Systems, Inc.*	85,300	6,201,310
Plantronics, Inc.	271,000	11,707,200
Power Integrations, Inc.	206,800	10,778,416
Progress Software Corp.*	492,300	12,041,658
Qlik Technologies, Inc.*	386,100	12,660,219
QLogic Corp.*	1,167,900	12,368,061
Riverbed Technology, Inc.*	932,700	14,400,888
Rofin-Sinar Technologies, Inc.*	476,900	10,725,481
Sapient Corp.*	860,000	12,857,000
Semtech Corp.*	416,200	12,369,464
		207,234,539
Materials 5.2%
AptarGroup, Inc.	229,100	13,473,371
Greif, Inc.	165,800	8,931,646
Rockwood Holdings, Inc.	193,500	12,356,910
Sensient Technologies Corp.	338,500	14,034,210
Steel Dynamics, Inc.	977,900	14,922,754
		63,718,891
Utilities 1.6%
Atmos Energy Corp.	244,000	9,845,400
ITC Holdings Corp.	115,500	10,266,795
		20,112,195
Total Domestic Common Stocks (Cost $685,187,944)		1,062,130,744

Foreign Stocks & ADR’s 1.5%
Israel 1.5%
NICE Systems Ltd. ADR (Cost $11,762,486)	496,500	18,867,000

Real Estate Investment Trusts 3.3%
Financials 3.3%
BioMed Realty Trust, Inc.(a)	710,400	13,078,464
Corporate Office Properties Trust(a)	576,400	13,130,392
Home Properties, Inc.(a)	257,200	14,840,440
Total Real Estate Investment Trusts (Cost $38,479,441)		41,049,296

Institutional Money Market Funds 5.2%
State Street Institutional US Government Money Market Fund (Cost $63,191,421)	63,191,421	63,191,421

	Principal Amount (M=$1,000)
Corporate Short-term Notes 2.1%
Abbot Labs
0.05%, 09/23/13	15,000 M	14,999,542
Toyota Motor Credit
0.05%, 09/25/13	10,000 M	9,999,667
Total Corporate Short-term Notes (Cost $24,999,209)		24,999,209

U.S. Government Obligations 0.8%
U.S. Treasury Obligations 0.8%
U.S. Treasury Bill 0.8%
0.016%, 09/05/13
(Cost $9,999,982)	10,000 M	9,999,982
Total Investments 100.1% (Cost $833,620,483)†		1,220,237,652

Excess of Liabilities Over Other Assets (0.1)%		(1,813,374)

Net Assets 100.0%		$1,218,424,278

*	Non-income producing.

†

Cost for federal income tax purposes is $833,620,483. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $386,617,169 of which $396,568,298 related to appreciated securities and $9,951,129 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR   -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	17.0%
Financials	15.9%
Health Care	14.5%
Industrials	11.7%
Consumer Discretionary	11.5%
Energy	10.2%
Consumer Staples	9.0%
Materials	3.4%
Telecommunication Services	2.6%
Utilities	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
Precision Castparts Corp.	2.4%
Procter & Gamble Co.	2.2%
PepsiCo, Inc.	2.1%
Johnson & Johnson	2.1%
Crown Holdings, Inc.	2.0%
Parker Hannifin Corp.	1.9%
ConocoPhillips	1.9%
Time Warner, Inc.	1.8%
Danaher Corp.	1.7%
Microsoft Corp.	1.7%
Total of Net Assets	19.8%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 94.1%
Consumer Discretionary 11.5%
Bed Bath & Beyond, Inc.*	25,000	$1,843,500
Comcast Corp.	50,000	2,104,500
Gap, Inc.	51,000	2,062,440
McDonald’s Corp.	25,000	2,359,000
Nike, Inc.	30,000	1,884,600
Nordstrom, Inc.	35,000	1,950,550
Omnicom Group, Inc.	27,000	1,637,550
Staples, Inc.	45,000	625,950
Time Warner Cable, Inc.	20,000	2,147,000
Time Warner, Inc.	65,000	3,934,450
TJX Cos., Inc.	40,000	2,108,800
TRW Automotive Holdings Corp.*	30,000	2,072,100
		24,730,440
Consumer Staples 7.9%
CVS Caremark Corp.	40,000	2,322,000
Kellogg Co.	50,000	3,035,500
Kraft Foods Group, Inc.	21,666	1,121,649
Mondelez Int’l. Inc	40,000	1,226,800
PepsiCo, Inc.	58,000	4,624,340
Procter & Gamble Co.	60,000	4,673,400
		17,003,689
Energy 10.2%
Apache Corp.	21,800	1,867,824
Baker Hughes, Inc.	40,000	1,859,600
ConocoPhillips	60,000	3,978,000
Devon Energy Corp.	50,000	2,854,500
EOG Resources, Inc.	10,000	1,570,500
Marathon Oil Corp.	100,000	3,443,000
Marathon Petroleum Corp.	30,000	2,175,300
Noble Energy, Inc.	40,000	2,457,200
Williams Cos., Inc.	50,000	1,812,000
		22,017,924
Financials 15.9%
ACE Ltd.	25,000	2,193,000
American Express Co.	30,000	2,157,300
Bank of America Corp.	180,000	2,541,600
Bank of New York Mellon Corp.	60,000	1,784,400
Chubb Corp.	24,000	1,996,080
CME Group, Inc.	25,000	1,777,750
JPMorgan Chase & Co.	72,774	3,677,270
McGraw-Hill Financial, Inc.	30,000	1,751,100
MetLife, Inc.	50,000	2,309,500
Morgan Stanley	85,000	2,189,600
PNC Financial Services Group, Inc.	25,000	1,806,750
The Travelers Cos., Inc.	33,000	2,636,700
Toronto-Dominion Bank	20,000	1,710,400
US Bancorp	70,000	2,529,100
Wells Fargo & Co.	77,000	3,163,160
		34,223,710
Health Care 14.5%
Amgen, Inc.	25,000	2,723,500
Becton Dickinson & Co.	24,500	2,385,810
Bristol-Myers Squibb Co.	65,000	2,709,850
Covidien PLC	33,000	1,960,200
Eli Lilly & Co.	21,000	1,079,400
Gilead Sciences, Inc.*	38,000	2,290,260
Johnson & Johnson	51,500	4,450,115
Merck & Co., Inc.	70,000	3,310,300
Pfizer, Inc.	126,000	3,554,460
Stryker Corp.	26,000	1,739,140
UnitedHealth Group, Inc.	25,000	1,793,500
Zimmer Holdings, Inc.	30,000	2,372,700
Zoetis, Inc.	30,000	874,500
		31,243,735
Industrials 11.7%
Canadian Pacific Railway Ltd.	29,000	3,422,870
Danaher Corp.	57,000	3,734,640
Emerson Electric Co.	60,000	3,622,200
FedEx Corp.	25,000	2,684,000
Parker Hannifin Corp.	40,000	3,998,000
Precision Castparts Corp.	25,000	5,281,000
Verisk Analytics, Inc.*	40,000	2,487,200
		25,229,910

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Information Technology 15.8%
Accenture PLC	27,000	$1,950,750
Altera Corp.	30,000	1,055,100
Apple, Inc.	3,300	1,607,265
Broadcom Corp.	40,000	1,010,400
Check Point Software Technologies Ltd.*	38,000	2,130,660
Cisco Systems, Inc.	122,500	2,855,475
EMC Corp.	100,000	2,578,000
Int’l. Business Machines Corp.	20,000	3,645,400
KLA-Tencor Corp.	20,000	1,103,000
Microsoft Corp.	110,890	3,703,726
NetApp, Inc.	50,000	2,077,000
Riverbed Technology, Inc.*	100,000	1,544,000
Synopsys, Inc.*	58,000	2,103,080
Texas Instruments, Inc.	85,000	3,247,000
Visa, Inc.	12,000	2,093,040
Western Union Co.	75,000	1,314,750
		34,018,646
Materials 3.4%
Crown Holdings, Inc.*	100,000	4,346,000
Praxair, Inc.	25,000	2,935,000
		7,281,000
Telecommunication Services 2.0%
AT&T, Inc.	22,500	761,175
Rogers Communications, Inc.	50,000	1,980,000
Verizon Communications, Inc.	30,000	1,421,400
		4,162,575
Utilities 1.2%
AES Corp.	200,000	2,542,000

Total Domestic Common Stocks (Cost $143,290,319)		202,453,629

Foreign Stocks & ADR’s 2.9%
Germany 1.2%
SAP AG ADR	36,000	2,657,520

Mexico 0.6%
America Movil SAB de CV ADR	70,000	1,351,000

Netherlands 1.1%
Unilever NV ADR	60,000	2,257,800

Total Foreign Stocks & ADR’s (Cost $5,788,155)		6,266,320

Institutional Money Market Funds 2.9%
State Street Institutional US Government Money Market Fund (Cost $6,303,599)	6,303,599	6,303,599

Total Investments 99.9% (Cost $155,382,073)†		$215,023,548

Other Assets in Excess of Liabilities 0.1%		279,367

Net Assets 100.0%		$215,302,915

*	Non-income producing.

†

Cost for federal income tax purposes is $155,382,073. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $59,641,475 of which $66,909,876 related to appreciated securities and $7,268,401 related to depreciated securities.

ADR   -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at August 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	17.6%
Consumer Discretionary	16.4%
Industrials	16.1%
Financials	13.8%
Health Care	13.3%
Energy	6.1%
Materials	4.4%
Consumer Staples	3.0%
Utilities	1.6%

Top 10 Holdings**

Description	Percent of Net Assets
Quanta Services, Inc.	2.0%
Shire Ltd.	1.9%
Skyworks Solutions, Inc.	1.9%
BorgWarner, Inc.	1.8%
Nuance Communications, Inc.	1.8%
MEDNAX, Inc.	1.8%
John Wiley & Sons, Inc.	1.8%
Dollar Tree, Inc.	1.7%
Microchip Technology, Inc.	1.7%
Genesee & Wyoming, Inc.	1.7%
Total of Net Assets	18.1%

* “Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 86.8%
Consumer Discretionary 16.4%
Ascena Retail Group, Inc.*	68,080	$1,111,066
BorgWarner, Inc.	23,650	2,284,117
Dollar Tree, Inc.*	41,360	2,179,672
Foot Locker, Inc.	58,740	1,891,428
Hanesbrands, Inc.	34,050	2,025,294
Jarden Corp.*	34,540	1,483,493
John Wiley & Sons, Inc.	50,820	2,225,916
Morningstar, Inc.	12,640	949,138
O’Reilly Automotive, Inc.*	12,950	1,589,094
PVH Corp.	15,740	2,026,525
Tiffany & Co.	19,740	1,522,151
Tractor Supply Co.	10,760	1,316,701
		20,604,595
Consumer Staples 3.0%
Church & Dwight Co., Inc.	27,200	1,614,320
Energizer Holdings, Inc.	11,110	1,098,001
Flowers Foods, Inc.	53,345	1,109,043
		3,821,364
Energy 6.1%
Core Laboratories NV	6,650	1,007,541
FMC Technologies, Inc.*	20,630	1,106,387
Noble Corp.	44,270	1,646,844
Range Resources Corp.	9,150	686,067
SM Energy Co.	23,840	1,628,749
Tidewater, Inc.	29,210	1,576,172
		7,651,760
Financials 11.9%
Affiliated Managers Group, Inc.*	7,980	1,391,074
City National Corp.	22,000	1,440,340
East West Bancorp, Inc.	49,410	1,444,254
Everest Re Group Ltd.	14,590	1,998,101
HCC Insurance Holdings, Inc.	32,950	1,390,490
Invesco Ltd.	55,040	1,671,014
Raymond James Financial, Inc.	42,040	1,758,533
Signature Bank*	17,170	1,506,152
WR Berkley Corp.	22,000	904,640
Zions Bancorporation	54,130	1,514,016
		15,018,614
Health Care 11.4%
Dentsply Int’l., Inc.	47,790	2,006,702
Henry Schein, Inc.*	12,580	1,271,209
Hologic, Inc.*	57,060	1,217,661
IDEXX Laboratories, Inc.*	13,600	1,275,952
Illumina, Inc.*	14,250	1,109,220
Masimo Corp.	51,710	1,279,305
MEDNAX, Inc.*	23,050	2,244,379
Resmed, Inc.	29,630	1,399,721
Techne Corp.	17,120	1,326,971
Varian Medical Systems, Inc.*	18,100	1,275,145
		14,406,265
Industrials 16.1%
Ametek, Inc.	34,250	1,470,010
B/E Aerospace, Inc.*	24,550	1,674,064
Cintas Corp.	29,780	1,422,293
Flowserve Corp.	30,430	1,697,690
Genesee & Wyoming, Inc.*	24,450	2,116,881
IHS, Inc.*	18,450	1,976,918
Jacobs Engineering Group, Inc.*	23,140	1,348,599
Quanta Services, Inc.*	98,340	2,570,608
Regal Beloit Corp.	23,120	1,472,744
Ritchie Bros Auctioneers, Inc.	77,030	1,427,366
Stericycle, Inc.*	15,450	1,739,052
Waste Connections, Inc.	32,740	1,386,866
		20,303,091
Information Technology 15.9%
Altera Corp.	45,840	1,612,193
Dolby Laboratories, Inc.	65,100	2,046,093
Informatica Corp.*	50,600	1,809,962
Microchip Technology, Inc.	55,560	2,156,284
Nuance Communications, Inc.*	117,860	2,249,947

	Shares	Value (Note 2)
Open Text Corp.	29,760	$2,044,512
Plantronics, Inc.	28,010	1,210,032
Riverbed Technology, Inc.*	136,980	2,114,971
Semtech Corp.*	42,980	1,277,366
Skyworks Solutions, Inc.*	91,570	2,322,215
Trimble Navigation Ltd.*	46,750	1,180,437
		20,024,012
Materials 4.4%
Airgas, Inc.	9,910	1,007,351
AptarGroup, Inc.	23,960	1,409,088
Rockwood Holdings, Inc.	20,250	1,293,165
Steel Dynamics, Inc.	122,510	1,869,503
		5,579,107
Utilities 1.6%
ITC Holdings Corp.	21,880	1,944,913
Total Domestic Common Stocks (Cost $91,632,108)		109,353,721
Foreign Stocks & ADR’s 3.6%
Israel 1.7%
NICE Systems Ltd. ADR	54,650	2,076,700
United Kingdom 1.9%
Shire Ltd. ADR	21,660	2,387,365
Total Foreign Stocks & ADR’s (Cost $3,699,157)		4,464,065
Real Estate Investment Trusts 1.9%
Financials 1.9%
Digital Realty Trust, Inc.(a)	15,300	850,680
Home Properties, Inc.(a)	27,370	1,579,249
Total Real Estate Investment Trusts (Cost $2,635,968)		2,429,929
Institutional Money Market Funds 4.8%
State Street Institutional US Government Money Market Fund (Cost $6,083,659)	6,083,659	6,083,659

	Principal Amount (M=$1,000)
U.S. Government Obligations 2.9%
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Association 0.5%
FNMA Discount Note
0.03%, 09/11/13	600 M	599,995
U.S. Treasury Obligations 2.4%
U.S. Treasury Bill
0.021%, 09/12/13	3,000 M	2,999,981
Total U.S. Government Obligations (Cost $3,599,976)		3,599,976
Total Investments 100.0% (Cost $107,650,868)†		$125,931,350

Other Assets in Excess of Liabilities 0.0%		56,543

Net Assets 100.0%		$125,987,893

*	Non-income producing.

†

Cost for federal income tax purposes is $107,650,868. At August 31, 2013 unrealized appreciation for federal income tax purposes aggregated $18,280,482 of which $20,680,807 related to appreciated securities and $2,400,325 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at August 31, 2013

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	13.4%
1 yr. to 2.99 yrs.	3.2%
3 yrs. to 3.99 yrs.	5.4%
4 yrs. to 5.99 yrs.	29.2%
6 yrs. to 7.99 yrs.	45.5%
8 yrs. and over	3.3%

Average Effective Duration (for all Fixed Income Holdings) 2.5 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
GNMA II 005139	4.00%	08/20/41	4.5%
FNMA AS0222	4.00%	08/01/43	4.5%
FNMA AB8881	3.00%	04/01/43	3.4%
FNMA AJ5442	4.50%	11/01/41	2.7%
GNR 10-33 PX	5.00%	09/20/38	2.3%
FHR 3859 JB	5.00%	05/15/41	1.8%
FHLMC C09019	3.00%	12/01/42	1.8%
FNMA AE0218	4.50%	08/01/40	1.7%
GNR 10-169 AW	4.50%	12/20/40	1.7%
FHLMC J23045	2.50%	04/01/28	1.7%
Total of Net Assets			26.1%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 35.4%
U.S. Government Agency Obligations 35.4%
Federal Home Loan Mortgage Corporation 8.4%
Collateralized Mortgage Obligations:
FHR 3911 B
3.5%, 08/15/26	1,000 M	$1,025,069
FHR 3859 JB
5%, 05/15/41	3,000 M	3,231,102
		4,256,171
Mortgage-Backed Securities:
20-Year:
FHLMC J23045
2.5%, 04/01/28	2,923 M	2,905,966
30-Year:
FHLMC G08505
3%, 09/01/42	2,342 M	2,243,704
FHLMC Q11061
3.5%, 09/01/42	2,260 M	2,254,968
FHLMC C09019
3%, 12/01/42	3,315 M	3,176,290
		7,674,962
Total Federal Home Loan Mortgage Corporation		14,837,099
Federal National Mortgage Association 17.0%
Collateralized Mortgage Obligations:
FNR 11-58 AL
3.5%, 07/25/26	1,000 M	1,018,032
FNR 10-155 PC
4%, 02/25/40	2,000 M	2,071,284
		3,089,316
Mortgage-Backed Securities:
15-Year:
FNMA AB4482
3%, 02/01/27	2,222 M	2,280,645
FNMA AB9154
2.5%, 04/01/28	2,913 M	2,899,468
		5,180,113
30-Year:
FNMA AE0218
4.5%, 08/01/40	2,892 M	3,058,827
FNMA AJ5442
4.5%, 11/01/41	4,508 M	4,795,280
FNMA AB8881
3%, 04/01/43	6,186 M	5,942,212
FNMA AS0222
4%, 08/01/43	7,729 M	8,015,832
		21,812,151
Total Federal National Mortgage Association		30,081,580
Government National Mortgage Corporation 10.0%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.6021%, 04/16/54	15,441 M	870,682
GNR 10-33 PX
5%, 09/20/38	3,750 M	4,123,245
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	2,939,837
		7,933,764
Mortgage-Backed Securities:
30-Year:
GNMA II 005139
4%, 08/20/41	7,683 M	8,054,796
GNMA II 005175
4.5%, 09/20/41	1,643 M	1,754,367
		9,809,163
Total Government National Mortgage Corporation		17,742,927
Total U.S. Government Obligations (Cost $64,271,543)		62,661,606
Corporate Bonds 51.7%
Basic Industry 10.5%
Allegheny Technologies, Inc.
5.95%, 01/15/21	1,820 M	1,877,312
Ardagh Packaging Finance PLC
7%, 11/15/20(a)	1,655 M	1,617,763

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Barrick Gold Corp.
4.1%, 05/01/23(a)	2,270 M	$1,999,273
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(a)	500 M	496,250
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	1,035 M	1,063,463
Cornerstone Chemical Co.
9.375%, 03/15/18(a)	1,625 M	1,698,125
FMG Resources August 2006 Pty Ltd.
6.875%, 04/01/22(a)	1,095 M	1,089,525
Glencore Funding LLC
4.125%, 05/30/23(a)	3,200 M	2,843,862
Methanex Corp.
3.25%, 12/15/19	2,015 M	1,964,266
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,100 M	2,009,078
Weekley Homes LLC
6%, 02/01/23(a)	1,950 M	1,901,250
		18,560,167
Capital Goods 2.7%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	750 M	733,125
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(a)	1,800 M	1,867,500
Smiths Group PLC
3.625%, 10/12/22(a)	2,365 M	2,187,646
		4,788,271
Consumer Cyclical 4.7%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	1,585 M	1,628,587
Chrysler Group LLC
8.25%, 06/15/21	990 M	1,091,475
Continental Rubber America Corp.
4.5%, 09/15/19(a)	1,325 M	1,345,538
Ford Motor Credit Co. LLC
5.875%, 08/02/21	1,785 M	1,943,735
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	1,305 M	1,293,076
MGM Resorts Int’l.
6.625%, 12/15/21	1,065 M	1,082,306
		8,384,717
Consumer Non-Cyclical 3.4%
Albea Beauty Holdings SA
8.375%, 11/01/19(a)	2,530 M	2,567,950
Pernod-Ricard SA
4.45%, 01/15/22(a)	2,150 M	2,199,029
Tervita Corp.
8%, 11/15/18(a)	1,255 M	1,258,137
		6,025,116
Energy 10.0%
Access Midstream Partners LP
4.875%, 05/15/23	2,495 M	2,332,825
FMC Technologies, Inc.
3.45%, 10/01/22	1,000 M	953,036
Halcon Resources Corp.
8.875%, 05/15/21	2,745 M	2,765,587
Magnum Hunter Resources Corp.
9.75%, 05/15/20(a)	1,360 M	1,380,400
Penn Virginia Corp.
8.5%, 05/01/20	1,400 M	1,407,000
Penn Virginia Resource Partners LP
8.375%, 06/01/20	593 M	619,163
Rex Energy Corp.
8.875%, 12/01/20(a)	1,070 M	1,112,800
Rowan Cos, Inc.
4.875%, 06/01/22	1,865 M	1,910,665
Sabine Oil & Gas Finance Corp.
9.75%, 02/15/17	675 M	688,500
Samson Investment Co.
10.25%, 02/15/20(a)	685 M	719,250
Transocean, Inc.
6.5%, 11/15/20	1,760 M	1,948,614
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,865 M	1,937,483
		17,775,323
Financials 7.5%
Ally Financial, Inc.
5.5%, 02/15/17	1,560 M	1,650,881
Bank of America Corp.
5.7%, 01/24/22	1,820 M	2,011,999
Citigroup, Inc.
4.5%, 01/14/22	1,890 M	1,969,578
FirstMerit Corp.
4.35%, 02/04/23	2,205 M	2,160,856
Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,830 M	2,013,166
JPMorgan Chase & Co.
4.5%, 01/24/22	1,895 M	1,969,523
People’s United Financial, Inc.
3.65%, 12/06/22	1,590 M	1,497,289
		13,273,292
Insurance 2.8%
American Int’l. Group, Inc.
5.6%, 10/18/16	2,040 M	2,269,129
Infinity Property & Casualty Corp.
5%, 09/19/22	1,940 M	1,891,230
XL Group PLC
6.5%, 12/31/49(b)(c)	785 M	763,413
		4,923,772
Media 2.2%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(a)	1,925 M	1,929,813
DIRECTV Holdings LLC
3.8%, 03/15/22	2,030 M	1,896,832
		3,826,645
Real Estate 2.5%
Health Care Reality, Inc.
4.95%, 01/15/21	800 M	841,540
Realty Income Corp.
2%, 01/31/18	2,720 M	2,641,155
UDR, Inc.
4.625%, 01/10/22	1,000 M	1,027,242
		4,509,937
Technology 1.3%
First Data Corp.
11.25%, 03/31/16	1,074 M	1,076,685
Tech Data Corp.
3.75%, 09/21/17	1,310 M	1,324,576
		2,401,261
Telecommunications 1.5%
Ericsson LM
4.125%, 05/15/22	2,650 M	2,601,852

Transportation 2.1%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(a)	2,625 M	2,658,388
Watco Cos LLC
6.375%, 04/01/23(a)	1,000 M	992,500
		3,650,888
Utilities 0.5%
AES Corp/VA
4.875%, 05/15/23	1,000 M	922,500
Total Corporate Bonds (Cost $93,934,185)		91,643,741

	Shares
Institutional Money Market Funds 11.3%
State Street Institutional US Government Money Market Fund (Cost $19,979,917)	19,979,917	19,979,917
Total Investments 98.4% (Cost $178,185,645)†		174,285,264
Other Assets in Excess of Liabilities 1.6%		2,809,395

Net Assets 100.0%		$177,094,659

†

Cost for federal income tax purposes is $178,185,645. At August 31, 2013 unrealized depreciation for federal income tax purposes aggregated $3,900,381 of which $493,030 related to appreciated securities and $4,393,411 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013, the market value of rule 144A securities amounted to $32,928,462 or 18.59% of net assets.

(b)	Step Up/Down.
(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

At August 31, 2013, the following futures contracts were outstanding with $442,352 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)

Short, 60 E-mini S&P 500 Futures	9/13	$4,893,900	$29,958
Short, 275 U.S. Treasury 10-Year Note futures contracts	9/13	34,469,531	(4,521)
Short, 176 U.S. Treasury 30-Year Bond futures contracts	9/13	23,468,500	(101,000)
Totals		$62,831,931	$(75,563)
Net payments of variation margin and/or brokerage fees			42,263
Variation margin payable on open futures contracts			$(33,300)

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of fourteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Conservative Strategies Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Short Maturity Government Fund	Class A and Class S
Sentinel Small Company Fund	Class A, Class C and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In response to the Financial Accounting Standards Board’s issuance of Accounting Standards Update 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non-exchange traded derivatives and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2013 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount Notes	$—	$9,999,986	$—	$9,999,986
Collateralized Mortgage Obligations	—	8,434,856	—	8,434,856
Corporate Bonds	—	28,540,798	—	28,540,798
Corporate Short-Term Notes	—	7,999,944	—	7,999,944
Domestic Common Stocks	179,430,545	—	—	179,430,545
Domestic Exchange Traded Funds	1,756,000	—	—	1,756,000
Foreign Stocks & ADR’s	9,738,450	—	—	9,738,450
Institutional Money Market Funds	—	15,039,535	—	15,039,535
Mortgage-Backed Securities	—	33,124,145	—	33,124,145
Totals	$190,924,995	$103,139,264	$—	$294,064,259

Capital Growth:
Domestic Common Stocks	$101,424,886	$—	$—	$101,424,886
Foreign Stocks & ADR’s:
Switzerland	—	1,145,461	—	1,145,461
All Other Foreign Stocks & ADR’s	2,166,327	—	—	2,166,327
Institutional Money Market Funds	—	1,271,465	—	1,271,465
Totals	$103,591,213	$2,416,926	$—	$106,008,139

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Agency Discount Notes	$—	$3,499,953	$—	$3,499,953
Corporate Short-Term Notes	—	14,999,650	—	14,999,650
Domestic Common Stocks	2,089,493,444	—	—	2,089,493,444
Domestic Exchange Traded Funds	14,048,000	—	—	14,048,000
Foreign Stocks & ADR’s	102,760,650	—	—	102,760,650
Institutional Money Market Funds	—	8,880,681	—	8,880,681
U.S. Treasury Obligations	—	26,499,865	—	26,499,865
Totals	$2,206,302,094	$53,880,149	$—	$2,260,182,243

Conservative Strategies:
Collateralized Mortgage Obligations	$—	$7,869,090	$—	$7,869,090
Corporate Bonds	—	63,438,072	—	63,438,072
Domestic Common Stocks	89,935,041	—	—	89,935,041
Foreign Stocks & ADR’s:
Chile	310,920	—	—	310,920
China	813,180	—	—	813,180
France	—	1,506,050	—	1,506,050
Hong Kong	—	781,004	—	781,004
India	—	392,368	—	392,368
Japan	—	1,712,729	—	1,712,729
Netherlands	1,100,840	—	—	1,100,840
Singapore	—	464,637	—	464,637
South Africa	—	730,645	—	730,645
South Korea	—	367,803	—	367,803
Spain	—	622,550	—	622,550
Switzerland	875,760	2,513,415	—	3,389,175
United Kingdom	—	2,302,890	—	2,302,890
Institutional Money Market Funds	—	48,314,463	—	48,314,463
Mortgage-Backed Securities	—	44,352,752	—	44,352,752
Totals	$93,035,741	$175,368,468	$—	$268,404,209

Georgia Municipal Bond:
Institutional Money Market Funds	$—	$484,369	$—	$484,369
Municipal Bonds	—	15,039,908	—	15,039,908
Totals	$—	$15,524,277	$—	$15,524,277

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Government Securities:
Collateralized Mortgage Obligations	$—	$539,544,870	$—	$539,544,870
Institutional Money Market Funds	—	56,276,750	—	56,276,750
Mortgage-Backed Securities	—	77,222,080	—	77,222,080
Totals	$—	$673,043,700	$—	$673,043,700

Growth Leaders:
Domestic Common Stocks	$23,389,917	$—	$—	$23,389,917
Foreign Stocks & ADR’s	2,458,836	—	—	2,458,836
Institutional Money Market Funds	—	400,903	—	400,903
Totals	$25,848,753	$400,903	$—	$26,249,656

International Equity:
Domestic Common Stocks	$6,333,800	$—	$—	$6,333,800
Foreign Stocks & ADR’s:
Australia	—	790,593	—	790,593
Brazil	1,606,440	1,469,855	—	3,076,295
Chile	906,850	—	—	906,850
China	2,846,130	1,475,919	—	4,322,049
France	1,935,850	16,425,989	—	18,361,839
Germany	—	10,484,938	—	10,484,938
Hong Kong	—	7,471,173	—	7,471,173
India	—	2,785,812	—	2,785,812
Italy	—	2,755,486	—	2,755,486
Japan	—	16,130,283	—	16,130,283
Luxembourg	—	3,856,575	—	3,856,575
Netherlands	1,915,320	—	—	1,915,320
Singapore	—	1,858,549	—	1,858,549
South Africa	—	2,557,258	—	2,557,258
South Korea	—	2,452,021	—	2,452,021
Spain	—	3,631,544	—	3,631,544
Sweden	—	1,902,383	—	1,902,383
Switzerland	—	21,923,201	—	21,923,201
United Kingdom	—	28,368,452	—	28,368,452
Institutional Money Market Funds	—	1,895,267	—	1,895,267
Totals	$15,544,390	$128,235,298	$—	$143,779,688

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mid Cap:
Agency Discount Notes	$—	$2,399,992	$—	$2,399,992
Corporate Short-Term Notes	—	999,996	—	999,996
Domestic Common Stocks	130,245,943	—	—	130,245,943
Foreign Stocks & ADR’s	4,916,797	—	—	4,916,797
Institutional Money Market Funds	—	2,238,694	—	2,238,694
Real Estate Investment Trusts	2,801,460	—	—	2,801,460
U.S. Treasury Obligations	—	2,499,988	—	2,499,988
Totals	$137,964,200	$8,138,670	$—	$146,102,870

Short Maturity Government:
Collateralized Mortgage Obligations	$—	$1,127,244,404	$—	$1,127,244,404
Institutional Money Market Funds	—	57,460,608	—	57,460,608
Mortgage-Backed Securities	—	81,761,700	—	81,761,700
Totals	$—	$1,266,466,712	$—	$1,266,466,712

Small Company:
Corporate Short-Term Notes	$—	$24,999,209	$—	$24,999,209
Domestic Common Stocks	1,062,130,744	—	—	1,062,130,744
Foreign Stocks & ADR’s	18,867,000	—	—	18,867,000
Institutional Money Market Funds	—	63,191,421	—	63,191,421
Real Estate Investment Trusts	41,049,296	—	—	41,049,296
U.S. Treasury Obligations	—	9,999,982	—	9,999,982
Totals	$1,122,047,040	$98,190,612	$—	$1,220,237,652

Sustainable Core Opportunities:
Domestic Common Stocks	$202,453,629	$—	$—	$202,453,629
Foreign Stocks & ADR’s	6,266,320	—	—	6,266,320
Institutional Money Market Funds	—	6,303,599	—	6,303,599
Totals	$208,719,949	$6,303,599	$—	$215,023,548

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sustainable Mid Cap Opportunities:
Agency Discount Notes	$—	$599,995	$—	$599,995
Domestic Common Stocks	109,353,721	—	—	109,353,721
Foreign Stocks & ADR’s	4,464,065	—	—	4,464,065
Institutional Money Market Funds	—	6,083,659	—	6,083,659
Real Estate Investment Trusts	2,429,929	—	—	2,429,929
U.S. Treasury Obligations	—	2,999,981	—	2,999,981
Totals	$116,247,715	$9,683,635	$—	$125,931,350

Total Return Bond:
Collateralized Mortgage Obligations	$—	$15,279,251	$—	$15,279,251
Corporate Bonds	—	91,643,741	—	91,643,741
Institutional Money Market Funds	—	19,979,917	—	19,979,917
Mortgage-Backed Securities	—	47,382,355	—	47,382,355
Totals	$—	$174,285,264	$—	$174,285,264

Derivatives:
Balanced:
Futures Contracts	$4,219	$—	$—	$4,219

Conservative Strategies:
Futures Contracts	$31,894	$—	$—	$31,894

Government Securities:
Futures Contracts	$21,094	$—	$—	$21,094

Liabilities:
Derivatives:
Total Return Bond:
Futures Contracts	$33,300	$—	$—	$33,300

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended August 31, 2013.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended August 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)	/s/ JOHN BIRCH
John Birch,
Chief Financial Officer

Date	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas H. Brownell
Thomas H. Brownell,
President and Chief Executive Officer

Date	October 23, 2013

By (Signature and Title)	/s/ JOHN BIRCH
John Birch,
Chief Financial Officer

Date	October 23, 2013